File No. 333-120600
Filed on April 30, 2013	File No. 811-21613

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	9	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	16	☒

(Check appropriate box or boxes)

VARIABLE ANNUITY ACCOUNT B
(SecureDesigns)
(Exact Name of Registrant)

First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)

800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code:
1-800-355-4570

Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2013, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on May 1, 2013, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus

SECUREDESIGNS® VARIABLE ANNUITY

May 1, 2013

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

6959	32-69594-00 2013/05/01

SECUREDESIGNS® VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Ave., Suite 641 N Rye Brook, NY 10573 1-800-355-4570	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the SecureDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account B, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	American Century VP Mid Cap Value
•	American Century VP Ultra®
•	American Century VP Value
•	ClearBridge Variable Aggressive Growth (formerly Legg Mason ClearBridge Variable Aggressive Growth)
•	ClearBridge Variable Small Cap Growth (formerly Legg Mason ClearBridge Variable Small Cap Growth)
•	Dreyfus IP Technology Growth
•	Dreyfus VIF International Value
•	Franklin Income Securities
•	Franklin Mutual Discovery Securities
•	Franklin Small Cap Value Securities
•	Franklin Templeton VIP Founding Funds Allocation
•	Guggenheim VT All Cap Value
•	Guggenheim VT All-Asset Aggressive Strategy
•	Guggenheim VT All-Asset Conservative Strategy
•	Guggenheim VT All-Asset Moderate Strategy
•	Guggenheim VT CLS AdvisorOne Amerigo
•	Guggenheim VT CLS AdvisorOne Clermont
•	Guggenheim VT Global Managed Futures Strategy (formerly Guggenheim VT Managed Futures Strategy)
•	Guggenheim VT High Yield
•	Guggenheim VT Large Cap Value
•	Guggenheim VT Managed Asset Allocation
•	Guggenheim VT Mid Cap Value
•	Guggenheim VT Money Market
•	Guggenheim VT MSCI EAFE Equal Weight
•	Guggenheim VT Multi-Hedge Strategies
•	Guggenheim VT Small Cap Value
•	Guggenheim VT StylePlus Large Core (formerly Guggenheim VT Large Cap Core)
•	Guggenheim VT StylePlus Large Growth (formerly Guggenheim VT Large Cap Concentrated Growth)
•	Guggenheim VT StylePlus Mid Growth (formerly Guggenheim VT Mid Cap Growth)
•	Guggenheim VT StylePlus Small Growth (formerly Guggenheim VT Small Cap Growth)

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses and summary prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

     Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

     The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2013

•	Guggenheim VT Total Return Bond (formerly Guggenheim VT U.S. Intermediate Bond)
•	Guggenheim VT U.S. Long Short Momentum
•	Invesco V.I. Comstock (formerly Invesco Van Kampen V.I. Comstock)
•	Invesco V.I. Equity and Income (formerly Invesco Van Kampen V.I. Equity and Income)
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. International Growth
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth (formerly Invesco Van Kampen V.I. Mid Cap Growth)
•	Invesco V.I. Value Opportunities (formerly Invesco Van Kampen V.I. Value Opportunities)
•	Janus Aspen Enterprise
•	Janus Aspen Janus Portfolio
•	MFS® VIT Research International
•	MFS® VIT Total Return
•	MFS® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Equity
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Core Bond Fund/VA
•	Oppenheimer Main Street Small Cap Fund ® /VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA)
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	Royce Capital Fund Micro-Cap
•	Western Asset Variable Global High Yield Bond (formerly Legg Mason Western Asset Variable Global High Yield Bond)

1.	Subaccounts other than those listed above may still be operational, but not currently offered as investment options under the Contract. See “Closed Subaccounts.”

Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in “The Fixed Account.” Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2013, which has been filed with the Securities and Exchange Commission (“SEC”), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at P.O. Box 750497, Topeka, KS, 66675-0497 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 52 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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Federal Tax Matters	40
Introduction	40
Tax Status of the Company and the Separate Account	40
Income Taxation of Annuities in General—Non-Qualified Plans	41
Additional Considerations	42
Qualified Plans	43
Other Tax Considerations	46

Other Information	47
Voting of Underlying Fund Shares	47
Closed Subaccount	48
Substitution of Investments	48
Changes to Comply with Law and Amendments	49
Reports to Owners	49
Electronic Privileges	49
Legal Proceedings	50
Sale of the Contract	50

Performance Information	51

Additional Information	52
Registration Statement	52
Financial Statements	52

Table of Contents for Statement of Additional Information	52

Objectives for Underlying Funds	53

Appendix A – Condensed Financial Information

Appendix B – Riders Available for Purchase Only Prior to February 1, 2010

The Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Bonus Credit — For certain Contracts issued between September 1, 2005 and December 31, 2007, an amount added to Contract Value.

Contract — The flexible premium deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Debt — The unpaid loan balance including loan interest.

Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See the “Fixed Account.”

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Guaranteed Rate — The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3%.

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Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account B, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under “The Fixed Account” and in the Contract.

Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is divided into accounts referred to as Subaccounts. See “Separate Account.” Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies.

     You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

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Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See “The Fixed Account.”

Purchase Payments — Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in “The Contract” and “The Fixed Account.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in “The Fixed Account.” See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4% ; or
•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under “Optional Riders.”

Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

For information on riders that are no longer available for purchase, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

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The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each Purchase Payment and Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly Rider charge from Contract Value allocated to the Separate Account beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

For information on rider charges, please see “Optional Rider Expenses” in the Expense Table.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. See “Administration Charge.”

Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”

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Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Loan Interest Charge. The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

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Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%1
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Account Administration Charge	$302
Net Loan Interest Charge3	4.4%
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.85%4
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.70%5
Total Separate Account Annual Expenses	2.70%
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

2    An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

3    The net loan cost of 4.4% is the difference between the  amount of interest the Company charges you for a loan (7.4%) and the amount of interest the Company credits to the Loan Account (3%).

4    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.85%; At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”

5    If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable Rider charges in the table below.) Total rider charges cannot exceed 1.70% of Contract Value (1.55% for Contracts was issued before September 1, 2005 without the 0-Year Alternate Withdrawal Charge Rider; and 1.00% with the 0-Year Alternate Withdrawal Charge Rider).

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Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate1	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider3	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%4
Riders Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%2
Extra Credit Rider3	3%	0.40%
	5%	0.70%
1    Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2    The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” In Appendix A – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

3    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4    If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.65%	2.35%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.65%	2.27%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2012, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2012.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2013.

Example — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,128	$2,050	$2,880	$5,042
If you do not surrender or you annuitize your Contract	$ 498	$1,510	$2,521	$5,042

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$ 975	$1,597	$2,139	$3,651
If you do not surrender or you annuitize your Contract	$ 339	$1,034	$1,751	$3,651

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”), and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services and industrial distribution.

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

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The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus.  We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses and summary prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliate Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund

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assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (and/or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund on an annual basis.

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet

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the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Our Ratings. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor’s. These ratings are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and claims-paying ability.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

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The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%; or
•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders below.

For information on riders that are no longer available for purchase, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the Company will reduce death benefit proceeds by the amount of any Credit Enhancement applied to the Subaccounts within 12 months preceding the date of the Owner’s death; provided that the death benefit defined in 1 below will not be so reduced. However, the Company will not reduce death benefit proceeds by the amount of any Credit Enhancement applied to the Fixed Account. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any withdrawals (including systematic withdrawals) and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

•	The highest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under “Death Benefit.”

Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase

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Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for Election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider’s date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by
2.	Contract Value immediately prior to the withdrawal.

The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the Annual Stepped Up Death Benefit Riders.

The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancement are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.

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Alternate Withdrawal Charge — This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this Rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See “Extra Credit.”

Riders Available for Purchase Only Prior to February 1, 2010 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix A – Riders Available for Purchase Only Prior to February 1, 2010 for a description of these riders.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are the Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for

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transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in “Transfers of Contract Value.”

Bonus Credit — During the period that began September 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of September 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, or quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under

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this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.

You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.

Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.

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Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.”

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	The total dollar amount being transferred;

•	The number of transfers you made within a period of calendar days;

•	Transfers to and from (or from and to) the same Subaccount;

•	Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants, which may have a negative impact on such other Owners and Participants.

If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only to Subaccount transfer amounts greater than $5,000.   The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. We included transfers

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made during the 30, 60, or 90 day period prior to May 1, 2012 when enforcing this policy. For example, if you transferred money out of the Guggenheim VT Mid Cap Value subaccount on April 16, 2012, the 30 day restriction began on April 17, 2012 and ended on May 16, 2012, which means you could transfer back into the Guggenheim VT Mid Cap Value Subaccount on May 17, 2012. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
American Century VP Mid Cap Value, American Century VP Ultra®, American Century VP Value	30 days
Dreyfus IP Technology Growth, Dreyfus VIF International Value	60 Days
Franklin Income Securities, Franklin Small Cap Value Securities, Franklin Templeton VIP Founding Funds Allocation, Franklin Mutual Global Discovery Securities,	30 days
Guggenheim VT All Cap Value, Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT Global Managed Futures Strategy, Guggenheim VT High Yield, Guggenheim VT Large Cap Value, Guggenheim VT Managed Asset Allocation,   Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Value, Guggenheim VT StylePlus Large Core, Guggenheim VT StylePlus Large Growth,  Guggenheim VT StylePlus Mid Growth, Guggenheim VT StylePlus Small Growth , Guggenheim VT Total Return Bond , Guggenheim VT U.S. Long Short Momentum
30 days
Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT Money Market	Unlimited
Invesco V.I. Comstock, Invesco V.I. Equity and Income, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. Value Opportunities
30 days
Janus Aspen Enterprise, Janus Aspen Janus Portfolio	30 days
ClearBridge Variable Aggressive Growth, ClearBridge Variable Small Cap Growth, Western Asset Variable Global High Yield Bond	30 days
MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities	30 days
Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return	30 days
Royce Capital Fund Micro-Cap	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

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      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Guggenheim VT Money Market Subaccount, the Guggenheim VT CLS AdvisorOne Amerigo Subaccount, or the Guggenheim VT CLS AdvisorOne Clermont Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the

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Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
•	Payment of Purchase Payments,
•	The amount of any outstanding Contract Debt,
•	Full and partial withdrawals (including systematic withdrawals), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was 10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.

The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any

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mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the “cut-off time”). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Option 5. See “Annuity Period.” A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.”

If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.”

The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your

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remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See “Premium Tax Charge.” Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.” No partial withdrawal will be processed which would result in a withdrawal of Contract Value from the Loan Account.

If a partial withdrawal (other than a systematic withdrawal) causes your Contract Value to be less than $2,000 immediately after the Withdrawal and no Purchase Payments have been made in the prior three years, we may terminate the Contract and send you the Withdrawal proceeds. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal 0.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

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Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract. Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements” below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any reductions caused by previous withdrawals, less withdrawal charges, or

2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied to the Subaccounts during the 12 months prior to the date of the Owner’s death)

If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied to the Subaccounts during the 12 months prior to the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under on the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting

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timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage   Act (“DOMA”)  does not recognize same sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is hearing a case on DOMA in 2013.  Therefore, it is uncertain currently as to whether the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims paying ability.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

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The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and/or Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment and/or Bonus Credit was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expense associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expense are not recovered from the charge, such expense may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

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Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge during the Annuity Period is 1.25%, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

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Loan Interest Charge The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue.

The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Currently, you may not select riders with total charges in excess of 1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider.

As noted in the table, certain riders are no longer available for purchase. For more information on these riders, see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010.

Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate1	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider3	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%4
Riders Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%2
Extra Credit Rider3	3%	0.40%
	5%	0.70%
1    Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2    The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” In Appendix A – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

3    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4    If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

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Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of New York may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available as a variable, fixed, or combination of variable and fixed Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed

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interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables, adjusted to reflect the assumed interest rate, contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½% in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period

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certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½% in lieu of the rate described above.

Option 5 —Period Certain. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an “assumed interest rate” of 3 .5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by 1,000 and the result is multiplied by the rate per 1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan,

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the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.

The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary.

The Fixed Account

You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The Company’s General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”

Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least the specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the New York requirements. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value

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allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.” If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”

Contract Charges — Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest with respect to Contract Value allocated to the Fixed Account, to the extent that the resulting credit rate to the Fixed Account is no less than the Guaranteed Rate. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to six transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”

If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition,

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to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”

Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

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•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, The Guggenheim VT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Guggenheim VT Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of 3%.

Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The Company will charge interest on the loan at an annual effective rate of 7.4%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%.

Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default. The total outstanding loan balance, which includes accrued interest, will be reported to the Internal Revenue Service (“IRS”) on form 1099-R for the year in which the default occurred. This deemed distribution may be subject to a 10%

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penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

You should consult with your tax adviser on the effect of a loan.

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

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The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”), as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts.

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Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under

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the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act (“DOMA”) currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear a case on DOMA in 2013. Therefore , it is uncertain currently as to whether the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

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Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the

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Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned,

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discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($95,000 for a married couple filing a joint return and $59,000 for a single taxpayer in 2013). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $178,000 and $188,000 in 2013. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $112,000 to $127,000 in adjusted gross income ($178,000 to $188,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a

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surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee’s spouse (or employee’s former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contact that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate , Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the

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decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

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It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccount — Effective October 3, 2008, the Guggenheim VT Alpha Opportunity Subaccount is not available for the allocation of Purchase Payments or the transfer of Contract Value until further notice. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in the Guggenheim VT Alpha Opportunity Subaccount on October 3, 2008, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Subaccount.

In the event that we receive a request on or after October 3, 2008 to allocate to the Guggenheim VT Alpha Opportunity Subaccount, we currently anticipate we will handle those transactions as follows:

New Applications. If we receive an application for a Contract with an allocation to the Guggenheim VT Alpha Opportunity Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. If the applicant does not provide us with revised instructions within five Valuation Days after the Valuation Date on which we first received the initial Purchase Payment, we will return the application and initial Purchase Payment, unless the applicant consents to us retaining the initial Purchase Payment until further instructions are provided.

Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to the Guggenheim VT Alpha Opportunity Subaccount, we will allocate the applicable portion of the payment to the Guggenheim VT Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you had in effect an automatic allocation to the Guggenheim VT Alpha Opportunity Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on October 3, 2008. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Guggenheim VT Alpha Opportunity Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to the Guggenheim VT Alpha Opportunity Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

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Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges — If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such

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request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2012, 2011, and 2010, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $45,573, $58,320, and $96,289, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract.

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

50

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker Dealers.

These payments may be significant, and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Guggenheim VT Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Guggenheim VT Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Guggenheim VT Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Guggenheim VT Money Market Subaccount yields may also become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until February 1, 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of

51

total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the Guggenheim VT Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2012, and for each of the specified periods ended December 31, 2012 and 2011, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for SecureDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

52

Objectives for Underlying Funds

There is no guarantee that any Underlying Fund will meet its investment objective.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective prospectuses   and summary prospectuses . Prospectuses   and summary prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Century VP Mid Cap Value	II	Seeks long-term capital growth; income is a secondary consideration.	American Century Inv. Mgmt., Inc.
American Century VP Ultra ®	II	Seeks long-term capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth; income is a secondary consideration.	American Century Inv. Mgmt., Inc.
ClearBridge Variable Aggressive Growth	Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
Franklin Income Securities	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.	Templeton Inv. Counsel LLC
Franklin Mutual Global Discovery Securities	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value Securities	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Templeton VIP Founding Funds Allocation	4	Seeks capital appreciation; income is a secondary objective.	Franklin Templeton Services
Guggenheim VT All Cap Value	N/A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Aggressive Strategy	N/A	Seeks to primarily provide growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Conservative Strategy	N/A	Seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Moderate Strategy	N/A	Seeks to primarily provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT Alpha Opportunity	N/A	Seeks long-term growth of capital.	Guggenheim Investments	Mainstream Inv. Advisers LLC
Guggenheim VT CLS AdvisorOne Amerigo	N/A	Seeks to provide long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc (NV)

53

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VT CLS AdvisorOne Clermont	N/A	Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc (NV)
Guggenheim VT Global Managed Futures Strategy	N/A	Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VT High Yield	N/A	Seeks high current income; capital appreciation is a secondary objective.	Guggenheim Investments
Guggenheim VT Large Cap Value	N/A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Managed Asset Allocation	N/A	Seeks to provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT Mid Cap Value	N/A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Money Market	N/A	Seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.	Guggenheim Investments
Guggenheim VT MSCI EAFE Equal Weight	N/A	Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index.	Guggenheim Investments
Guggenheim VT Multi-Hedge Strategies	N/A	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VT Small Cap Value	N/A	Seeks long-term capital appreciation.	Guggenheim Investments
Guggenheim VT StylePlus Large Cap Core Strategy	N/A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT StylePlus Large Cap Growth Strategy	N/A	Seeks long-term growth of capital. Seeks to exceed the total return of the Russell 1000 Growth Index.	Guggenheim Investments
Guggenheim VT StylePlus Mid Cap Growth Strategy	N/A	Seeks long-term growth of capital. Seeks to exceed the total return of the Russell Mid Cap Growth Index.	Guggenheim Investments
Guggenheim VT StylePlus Small Cap Growth Strategy	N/A	Seeks long-term growth of capital. Seeks to exceed the total return of the Russell 2000 Growth Index.	Guggenheim Investments
Guggenheim VT Total Return Bond	N/A	Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VT U.S. Long Short Momentum	N/A	Seeks long-term capital appreciation.	Guggenheim Investments
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.

54

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Global Real Estate	Series I	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
MFS ® VIT Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS ® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc	Morgan Stanley Inv. Mgmt. Co.; Morgan Stanley Inv. Mgmt. Ltd.
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Core Bond Fund/VA	Service	Seeks a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Administrative	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Seeks maximum real return consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC

55

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Royce Micro-Cap	Investment	Seeks long-term growth of capital.	Royce & Associates, LLC
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return, consistent with the preservation of capital.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Ltd. and Western Asset Mgmt. Pte. Ltd.

56

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.

	2012	2011	2010	2009	2008	2007	2006	2005 1
American Century VP Mid Cap Value 4
Accumulation unit value:
Beginning of period	$ 8.72	$ 9.13	$ 7.97	$ 6.37	$ 8.76	$10.00	---	---
End of period	$ 9.76	$ 8.72	$ 9.13	$ 7.97	$ 6.37	$ 8.76	---	---
Accumulation units outstanding at end of period	12,110	12,239	5,775	4,325	3,149	3,344	---	---
American Century VP Ultra ®
Accumulation unit value:
Beginning of period	$10.35	$10.65	$ 9.55	$ 7.37	$13.11	$11.27	$12.11	$11.97
End of period	$11.34	$10.35	$10.65	$ 9.55	$ 7.37	$13.11	$11.27	$12.11
Accumulation units outstanding at end of period	27,814	35,613	17,981	26,092	31,464	21,562	18,946	14,567
American Century VP Value
Accumulation unit value:
Beginning of period	$12.20	$12.56	$11.54	$10.01	$14.19	$15.56	$13.64	$13.32
End of period	$13.47	$12.20	$12.56	$11.54	$10.01	$14.19	$15.56	$13.64
Accumulation units outstanding at end of period	56,575	62,131	63,089	57,872	56,273	46,615	17,046	0
ClearBridge Variable Aggressive Growth (formerly Legg Mason ClearBridge Variable Aggressive Growth) 2
Accumulation unit value:
Beginning of period	$ 8.78	$ 8.92	$ 7.43	$ 5.75	$10.04	$10.39	$10.00	---
End of period	$10.02	$ 8.78	$ 8.92	$ 7.43	$ 5.75	$10.04	$10.39	---
Accumulation units outstanding at end of period	208,728	95,262	169,017	115,391	136,580	57,467	37,808	---
ClearBridge Variable Small Cap Growth (formerly Legg Mason ClearBridge Variable Small Cap Growth) 2
Accumulation unit value:
Beginning of period	$ 9.75	$ 9.98	$ 8.28	$ 6.02	$10.54	$ 9.96	$10.00	---
End of period	$11.22	$ 9.75	$ 9.98	$ 8.28	$ 6.02	$10.54	$ 9.96	---
Accumulation units outstanding at end of period	1,910	9,522	12,419	8,853	13,379	1,601	0	---
Dreyfus IP Technology Growth
Accumulation unit value:
Beginning of period	$10.59	$11.95	$ 9.57	$ 6.33	$11.18	$10.14	$10.12	$ 9.51
End of period	$11.76	$10.59	$11.95	$ 9.57	$ 6.33	$11.18	$10.14	$10.12
Accumulation units outstanding at end of period	3,659	4,678	33,278	7,957	5,982	7,962	262	0

2012	2011	2010	2009	2008	2007	2006	2005 1
Dreyfus VIF International Value
Accumulation unit value:
Beginning of period	$ 8.50	$10.86	$10.82	$ 8.60	$14.28	$14.27	$12.10	$11.11
End of period	$ 9.21	$ 8.50	$10.86	$10.82	$ 8.60	$14.28	$14.27	$12.10
Accumulation units outstanding at end of period	27,854	39,356	90,582	87,866	69,360	29,784	28,047	0
Franklin Income Securities 4
Accumulation unit value:
Beginning of period	$ 9.04	$ 9.17	$ 8.45	$ 6.47	$ 9.55	$10.00	---	---
End of period	$ 9.81	$ 9.04	$ 9.17	$ 8.45	$ 6.47	$ 9.55	---	---
Accumulation units outstanding at end of period	89,716	85,887	106,684	70,459	64,115	84,085	---	---
Franklin Mutual Global Discovery Securities 4
Accumulation unit value:
Beginning of period	$ 8.25	$ 8.82	$ 8.18	$ 6.89	$10.00	$10.00	---	---
End of period	$ 9.00	$ 8.25	$ 8.82	$ 8.18	$ 6.89	$10.00	---	---
Accumulation units outstanding at end of period	68,284	67,969	81,261	72,035	82,757	85,099	---	---
Franklin Small Cap Value Securities 4
Accumulation unit value:
Beginning of period	$ 8.08	$ 8.72	$ 7.06	$ 5.67	$ 8.79	$10.00	---	---
End of period	$ 9.21	$ 8.08	$ 8.72	$ 7.06	$ 5.67	$ 8.79	---	---
Accumulation units outstanding at end of period	25,790	30,066	42,503	22,995	14,569	8,716	---	---
Franklin Templeton VIP Founding Funds Allocation 5
Accumulation unit value:
Beginning of period	$ 8.19	$ 8.65	$ 8.14	$ 6.50	$10.00	---	---	---
End of period	$ 9.09	$ 8.19	$ 8.65	$ 8.14	$ 6.50	---	---	---
Accumulation units outstanding at end of period	10,195	5,192	4,357	4,241	1,476	---	---	---
Guggenheim VT All Cap Value
Accumulation unit value:
Beginning of period	$10.73	$11.65	$10.37	$ 8.09	$13.65	$13.78	$12.04	$11.86
End of period	$11.94	$10.73	$11.65	$10.37	$ 8.09	$13.65	$13.78	$12.04
Accumulation units outstanding at end of period	86,220	97,544	116,481	98,458	122,982	74,392	35,472	26,024
Guggenheim VT All-Asset Aggressive Strategy 4
Accumulation unit value:
Beginning of period	$ 8.08	$ 8.76	$ 8.10	$ 7.10	$ 9.84	$10.00	---	---
End of period	$ 8.76	$ 8.08	$ 8.76	$ 8.10	$ 7.10	$ 9.84	---	---
Accumulation units outstanding at end of period	11,878	21,944	21,400	17,215	13,512	31,164	---	---

2012	2011	2010	2009	2008	2007	2006	2005 1
Guggenheim VT All-Asset Conservative Strategy 4
Accumulation unit value:
Beginning of period	$ 8.49	$ 8.93	$ 8.64	$ 8.53	$ 9.94	$10.00	---	---
End of period	$ 8.81	$ 8.49	$ 8.93	$ 8.64	$ 8.53	$ 9.94	---	---
Accumulation units outstanding at end of period	31,445	28,405	37,574	27,841	26,895	10,928	---	---
Guggenheim VT All-Asset Moderate Strategy 4
Accumulation unit value:
Beginning of period	$ 8.19	$ 8.74	$ 8.42	$ 7.82	$ 9.85	$10.00	---	---
End of period	$ 8.68	$ 8.19	$ 8.74	$ 8.42	$ 7.82	$ 9.85	---	---
Accumulation units outstanding at end of period	43,755	52,491	50,773	46,842	60,888	51,212	---	---
Guggenheim VT Alpha Opportunity
Accumulation unit value:
Beginning of period	$14.40	$14.68	$12.63	$10.09	$16.00	$14.06	$12.90	$12.31
End of period	$15.72	$14.40	$14.68	$12.63	$10.09	$16.00	$14.06	$12.90
Accumulation units outstanding at end of period	29,205	36,237	36,441	37,190	41,408	23,641	6,984	3,310
Guggenheim VT CLS AdvisorOne Amerigo 2
Accumulation unit value:
Beginning of period	$ 8.39	$ 9.40	$ 8.47	$ 6.31	$11.51	$10.51	$10.00	---
End of period	$ 9.19	$ 8.39	$ 9.40	$ 8.47	$ 6.31	$11.51	$10.51	---
Accumulation units outstanding at end of period	234,897	255,124	288,247	313,161	356,472	204,544	72,828	---
Guggenheim VT CLS AdvisorOne Clermont 2
Accumulation unit value:
Beginning of period	$ 8.58	$ 8.93	$ 8.35	$ 7.08	$10.50	$10.27	$10.00	---
End of period	$ 9.15	$ 8.58	$ 8.93	$ 8.35	$ 7.08	$10.50	$10.27	---
Accumulation units outstanding at end of period	107,256	118,605	97,756	105,797	82,118	50,789	33,998	---
Guggenheim VT Global Managed Futures Strategy (formerly Guggenheim VT Managed Futures Strategy) 6
Accumulation unit value:
Beginning of period	$ 7.23	$ 8.22	$ 8.85	$ 9.57	$10.00	---	---	---
End of period	$ 6.19	$ 7.23	$ 8.22	$ 8.85	$ 9.57	---	---	---
Accumulation units outstanding at end of period	3,435	4,464	2,780	2,648	13,637	---	---	---

2012	2011	2010	2009	2008	2007	2006	2005 1
Guggenheim VT High Yield
Accumulation unit value:
Beginning of period	$28.37	$29.46	$26.50	$15.93	$23.61	$24.02	$22.43	$22.38
End of period	$31.38	$28.37	$29.46	$26.50	$15.93	$23.61	$24.02	$22.43
Accumulation units outstanding at end of period	88,635	95,655	95,275	115,442	90,954	62,264	31,608	2,395
Guggenheim VT Large Cap Value
Accumulation unit value:
Beginning of period	$ 8.48	$ 9.16	$ 8.18	$ 6.72	$11.10	$10.89	$ 9.27	$ 8.59
End of period	$ 9.44	$ 8.48	$ 9.16	$ 8.18	$ 6.72	$11.10	$10.89	$ 9.27
Accumulation units outstanding at end of period	69,135	86,934	96,296	122,120	130,020	154,507	10,643	75
Guggenheim VT Managed Asset Allocation
Accumulation unit value:
Beginning of period	$ 9.40	$ 9.69	$ 9.10	$ 7.52	$10.72	$10.50	$ 9.73	$ 9.54
End of period	$10.25	$ 9.40	$ 9.69	$ 9.10	$ 7.52	$10.72	$10.50	$ 9.73
Accumulation units outstanding at end of period	55,891	68,118	73,988	74,942	72,624	42,828	17,304	9,105
Guggenheim VT Mid Cap Value
Accumulation unit value:
Beginning of period	$21.42	$24.04	$21.18	$15.28	$22.17	$22.61	$20.47	$17.70
End of period	$24.16	$21.42	$24.04	$21.18	$15.28	$22.17	$22.61	$20.47
Accumulation units outstanding at end of period	89,242	100,833	127,082	164,217	102,989	88,828	67,025	25,530
Guggenheim VT Money Market
Accumulation unit value:
Beginning of period	$ 8.07	$ 8.42	$ 8.78	$ 9.15	$ 9.30	$ 9.23	$ 9.17	$ 9.26
End of period	$ 7.73	$ 8.07	$ 8.42	$ 8.78	$ 9.15	$ 9.30	$ 9.23	$ 9.17
Accumulation units outstanding at end of period	302,478	414,754	441,813	682,115	612,095	473,826	72,011	0
Guggenheim VT MSCI EAFE Equal Weight
Accumulation unit value:
Beginning of period	$ 7.40	$ 9.13	$ 8.19	$ 7.10	$11.97	$11.41	$10.10	$ 8.85
End of period	$ 8.31	$ 7.40	$ 9.13	$ 8.19	$ 7.10	$11.97	$11.41	$10.10
Accumulation units outstanding at end of period	178,913	195,762	215,743	237,636	203,408	203,880	98,194	14,218
Guggenheim VT Multi-Hedge Strategies 4
Accumulation unit value:
Beginning of period	$ 7.23	$ 7.27	$ 7.10	$ 7.63	$ 9.74	$10.00	---	---
End of period	$ 7.12	$ 7.23	$ 7.27	$ 7.10	$ 7.63	$ 9.74	---	---
Accumulation units outstanding at end of period	24,439	47,306	62,330	131,239	2,633	0	---	---

2012	2011	2010	2009	2008	2007	2006	2005 1
Guggenheim VT Small Cap Value
Accumulation unit value:
Beginning of period	$22.79	$24.80	$21.12	$14.06	$23.77	$22.39	$20.49	$18.18
End of period	$26.23	$22.79	$24.80	$21.12	$14.06	$23.77	$22.39	$20.49
Accumulation units outstanding at end of period	19,166	27,326	34,758	36,915	25,757	17,018	5,014	200
Guggenheim VT StylePlus Large Core (formerly Guggenheim VT Large Cap Core)
Accumulation unit value:
Beginning of period	$ 5.12	$ 5.54	$ 4.94	$ 3.95	$ 6.55	$ 7.15	$ 6.58	$ 6.43
End of period	$ 5.58	$ 5.12	$ 5.54	$ 4.94	$ 3.95	$ 6.55	$ 7.15	$ 6.58
Accumulation units outstanding at end of period	65,277	96,838	115,704	10,047	10,376	9,677	869	0
Guggenheim VT StylePlus Large Growth (formerly Guggenheim VT Large Cap Concentrated Growth)
Accumulation unit value:
Beginning of period	$ 5.22	$ 5.67	$ 5.05	$ 3.93	$ 6.48	$ 7.18	$ 6.93	$ 6.29
End of period	$ 5.57	$ 5.22	$ 5.67	$ 5.05	$ 3.93	$ 6.48	$ 7.18	$ 6.93
Accumulation units outstanding at end of period	126,716	126,458	129,704	180,386	52,219	60,397	51,367	2,595
Guggenheim VT StylePlus Mid Growth (formerly Guggenheim VT Mid Cap Growth)
Accumulation unit value:
Beginning of period	$ 7.24	$ 7.86	$ 6.57	$ 4.74	$ 8.19	$ 9.50	$ 9.40	$ 8.57
End of period	$ 8.08	$ 7.24	$ 7.86	$ 6.57	$ 4.74	$ 8.19	$ 9.50	$ 9.40
Accumulation units outstanding at end of period	72,240	84,509	93,959	89,006	81,452	85,784	69,807	34,459
Guggenheim VT StylePlus Small Growth (formerly Guggenheim VT Small Cap Growth)
Accumulation unit value:
Beginning of period	$ 5.43	$ 5.75	$ 4.59	$ 3.52	$ 6.93	$ 6.81	$ 6.73	$ 6.27
End of period	$ 5.83	$ 5.43	$ 5.75	$ 4.59	$ 3.52	$ 6.93	$ 6.81	$ 6.73
Accumulation units outstanding at end of period	25,072	27,577	46,088	32,880	28,287	25,508	13,065	0
Guggenheim VT Total Return Bond (formerly Guggenheim VT U.S. Intermediate Bond)
Accumulation unit value:
Beginning of period	$10.53	$10.39	$10.17	$ 9.74	$11.08	$11.17	$11.18	$11.42
End of period	$10.73	$10.53	$10.39	$10.17	$ 9.74	$11.08	$11.17	$11.18
Accumulation units outstanding at end of period	125,256	113,920	138,648	111,345	69,360	67,393	38,219	26,838

2012	2011	2010	2009	2008	2007	2006	2005 1
Guggenheim VT U.S. Long Short Momentum
Accumulation unit value:
Beginning of period	$12.24	$13.60	$12.69	$10.35	$18.13	$15.34	$14.30	$12.57
End of period	$12.31	$12.24	$13.60	$12.69	$10.35	$18.13	$15.34	$14.30
Accumulation units outstanding at end of period	18,711	20,593	23,729	27,214	26,693	27,460	9,645	833
Invesco V.I. Comstock (formerly Invesco Van Kampen V.I. Comstock) 2
Accumulation unit value:
Beginning of period	$ 8.27	$ 8.77	$ 7.87	$ 6.36	$10.29	$10.94	$10.00	---
End of period	$ 9.47	$ 8.27	$ 8.77	$ 7.87	$ 6.36	$10.29	$10.94	---
Accumulation units outstanding at end of period	40,554	15,840	15,024	13,548	15,672	12,402	51	---
Invesco V.I. Equity and Income (formerly Invesco Van Kampen V.I. Equity and Income) 2
Accumulation unit value:
Beginning of period	$ 9.62	$10.12	$ 9.38	$ 7.95	$10.68	$10.73	$10.00	---
End of period	$10.42	$ 9.62	$10.12	$ 9.38	$ 7.95	$10.68	$10.73	---
Accumulation units outstanding at end of period	59,317	61,433	56,763	62,292	34,264	22,006	5,685	---
Invesco V.I. Global Health Care
Accumulation unit value:
Beginning of period	$11.78	$11.76	$11.60	$ 9.43	$13.72	$12.74	$12.56	$11.67
End of period	$13.71	$11.78	$11.76	$11.60	$ 9.43	$13.72	$12.74	$12.56
Accumulation units outstanding at end of period	6,307	6,485	7,247	5,664	5,336	8,875	377	0
Invesco V.I. Global Real Estate
Accumulation unit value:
Beginning of period	$15.96	$17.72	$15.65	$12.35	$23.17	$25.47	$18.54	$15.55
End of period	$19.69	$15.96	$17.72	$15.65	$12.35	$23.17	$25.47	$18.54
Accumulation units outstanding at end of period	25,977	29,189	34,981	34,159	44,774	22,188	5,527	130
Invesco V.I. Government Securities 2
Accumulation unit value:
Beginning of period	$10.31	$ 9.94	$ 9.84	$10.13	$10.36	$10.05	$10.00	---
End of period	$10.15	$10.31	$ 9.94	$ 9.84	$10.13	$10.36	$10.05	---
Accumulation units outstanding at end of period	227,518	222,811	179,840	188,666	150,854	188,194	95,191	---

2012	2011	2010	2009	2008	2007	2006	2005 1
Invesco V.I. International Growth
Accumulation unit value:
Beginning of period	$12.92	$14.42	$13.30	$10.23	$17.87	$16.21	$13.16	$11.46
End of period	$14.34	$12.92	$14.42	$13.30	$10.23	$17.87	$16.21	$13.16
Accumulation units outstanding at end of period	68,024	76,755	80,038	86,603	66,553	28,435	9,357	983
Invesco V.I. Mid Cap Core Equity
Accumulation unit value:
Beginning of period	$13.22	$14.68	$13.40	$10.71	$15.59	$14.82	$13.86	$13.18
End of period	$14.09	$13.22	$14.68	$13.40	$10.71	$15.59	$14.82	$13.86
Accumulation units outstanding at end of period	156,012	79,541	43,883	24,598	12,856	8,310	2,085	1,348
Invesco V.I. Mid Cap Growth (formerly Invesco Van Kampen V.I. Mid Cap Growth) 2, 7
Accumulation unit value:
Beginning of period	$ 7.96	$ 8.93	$ 7.82	$ 5.72	$11.23	$10.55	$10.00	---
End of period	$ 8.58	$ 7.96	$ 8.93	$ 7.82	$ 5.72	$11.23	$10.55	---
Accumulation units outstanding at end of period	27,199	29,934	29,012	30,352	53,052	24,784	13,235	---
Invesco V.I. Value Opportunities (formerly Invesco Van Kampen V.I. Value Opportunities)
Accumulation unit value:
Beginning of period	$ 9.30	$ 9.99	$ 9.70	$ 6.82	$14.71	$15.07	$13.85	$13.44
End of period	$10.53	$ 9.30	$ 9.99	$ 9.70	$ 6.82	$14.71	$15.07	$13.85
Accumulation units outstanding at end of period	30,175	31,725	31,174	36,009	32,068	30,072	2,551	471
Janus Aspen Enterprise 4
Accumulation unit value:
Beginning of period	$ 9.23	$ 9.74	$ 8.06	$ 5.79	$10.71	$10.00	---	---
End of period	$10.40	$ 9.23	$ 9.74	$ 8.06	$ 5.79	$10.71	---	---
Accumulation units outstanding at end of period	19,636	15,055	28,317	20,293	16,335	84,402	---	---
Janus Aspen Janus Portfolio 4
Accumulation unit value:
Beginning of period	$ 7.81	$ 8.59	$ 7.80	$ 5.96	$10.28	$10.00	---	---
End of period	$ 8.90	$ 7.81	$ 8.59	$ 7.80	$ 5.96	$10.28	---	---
Accumulation units outstanding at end of period	9,449	31,752	46,054	44,680	57,491	5,421	---	---

2012	2011	2010	2009	2008	2007	2006	2005 1
MFS ® VIT Research International 2
Accumulation unit value:
Beginning of period	$ 7.80	$ 9.10	$ 8.55	$ 6.80	$12.28	$11.34	$10.00	---
End of period	$ 8.74	$ 7.80	$ 9.10	$ 8.55	$ 6.80	$12.28	$11.34	---
Accumulation units outstanding at end of period	55,683	43,620	83,170	42,350	64,112	33,471	6,214	---
MFS ® VIT Total Return 2
Accumulation unit value:
Beginning of period	$ 9.34	$ 9.54	$ 9.04	$ 7.97	$10.65	$10.64	$10.00	---
End of period	$ 9.97	$ 9.34	$ 9.54	$ 9.04	$ 7.97	$10.65	$10.64	---
Accumulation units outstanding at end of period	257,674	255,015	255,042	279,118	162,084	73,845	107,817	---
MFS ® VIT Utilities 2
Accumulation unit value:
Beginning of period	$13.03	$12.70	$11.61	$ 9.07	$15.15	$12.33	$10.00	---
End of period	$14.21	$13.03	$12.70	$11.61	$ 9.07	$15.15	$12.33	---
Accumulation units outstanding at end of period	63,598	77,710	73,349	76,113	76,260	52,456	6,589	---
Morgan Stanley UIF Emerging Markets Equity 4
Accumulation unit value:
Beginning of period	$ 7.81	$ 9.92	$ 8.66	$ 5.28	$12.68	$10.00	---	---
End of period	$ 9.02	$ 7.81	$ 9.92	$ 8.66	$ 5.28	$12.68	---	---
Accumulation units outstanding at end of period	6,687	9,344	59,618	30,837	24,235	12,200	---	---
Neuberger Berman AMT Socially Responsive 3
Accumulation unit value:
Beginning of period	$13.70	$14.69	$12.42	$ 9.82	$16.83	$16.28	$10.00	---
End of period	$14.61	$13.70	$14.69	$12.42	$ 9.82	$16.83	$16.28	---
Accumulation units outstanding at end of period	70,225	147,865	59,550	37,466	33,971	19,820	95	---
Oppenheimer Core Bond Fund/VA 4
Accumulation unit value:
Beginning of period	$ 6.85	$ 6.59	$ 6.15	$ 5.86	$ 9.98	$10.00	---	---
End of period	$ 7.27	$ 6.85	$ 6.59	$ 6.15	$ 5.86	$ 9.98	---	---
Accumulation units outstanding at end of period	70,127	66,187	59,300	69,732	158,626	38,736	---	---

2012	2011	2010	2009	2008	2007	2006	2005 1
Oppenheimer Main Street Small Cap Fund ® /VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA)
Accumulation unit value:
Beginning of period	$15.17	$16.13	$13.61	$10.32	$17.28	$18.20	$16.48	15.14
End of period	$17.19	$15.17	$16.13	$13.61	$10.32	$17.28	$18.20	16.48
Accumulation units outstanding at end of period	21,331	18,690	19,851	19,740	19,391	20,865	7,371	2,969
PIMCO VIT All Asset
Accumulation unit value:
Beginning of period	$12.68	$12.91	$11.85	$10.12	$12.49	$11.97	$11.87	$11.52
End of period	$14.04	$12.68	$12.91	$11.85	$10.12	$12.49	$11.97	$11.87
Accumulation units outstanding at end of period	43,086	31,142	44,095	41,997	34,076	3,070	330	0
PIMCO VIT CommodityRealReturn Strategy 2
Accumulation unit value:
Beginning of period	$ 9.53	$10.70	$ 8.92	$ 6.54	$12.09	$10.18	$10.00	---
End of period	$ 9.67	$ 9.53	$10.70	$ 8.92	$ 6.54	$12.09	$10.18	---
Accumulation units outstanding at end of period	17,055	20,107	26,023	25,952	26,263	11,367	3,812	---
PIMCO VIT Emerging Markets Bond 4
Accumulation unit value:
Beginning of period	$11.39	$11.13	$10.32	$ 8.21	$ 9.99	$10.00	---	---
End of period	$12.91	$11.39	$11.13	$10.32	$ 8.21	$ 9.99	---	---
Accumulation units outstanding at end of period	19,364	14,520	31,097	2,411	20,389	4,153	---	---
PIMCO VIT Foreign Bond (U.S. Dollar Hedged) 2
Accumulation unit value:
Beginning of period	$11.18	$10.88	$10.41	$ 9.35	$ 9.94	$ 9.96	$10.00	---
End of period	$11.94	$11.18	$10.88	$10.41	$ 9.35	$ 9.94	$ 9.96	---
Accumulation units outstanding at end of period	132,284	134,571	135,165	114,324	69,591	65,199	47,964	---
PIMCO VIT Low Duration
Accumulation unit value:
Beginning of period	$10.04	$10.31	$10.17	$ 9.32	$ 9.72	$ 9.40	$ 9.38	$ 9.60
End of period	$10.24	$10.04	$10.31	$10.17	$ 9.32	$ 9.72	$ 9.40	$ 9.38
Accumulation units outstanding at end of period	96,917	107,709	160,132	133,536	52,930	14,680	20,870	1,138

2012	2011	2010	2009	2008	2007	2006	2005 1
PIMCO VIT Real Return
Accumulation unit value:
Beginning of period	$12.67	$11.78	$11.32	$ 9.93	$11.09	$10.41	$10.72	$10.83
End of period	$13.28	$12.67	$11.78	$11.32	$ 9.93	$11.09	$10.41	$10.72
Accumulation units outstanding at end of period	203,273	219,337	223,783	283,822	179,856	154,493	57,766	17,518
Royce Capital Fund Micro-Cap 2
Accumulation unit value:
Beginning of period	$ 9.48	$11.20	$ 8.95	$ 5.88	$10.75	$10.74	$10.00	---
End of period	$ 9.83	$ 9.48	$11.20	$ 8.95	$ 5.88	$10.75	$10.74	---
Accumulation units outstanding at end of period	68,112	75,262	85,440	80,707	89,509	31,001	11,950	---
Western Asset Variable Global High Yield Bond (formerly Legg Mason Western Asset Variable Global High Yield Bond) 4
Accumulation unit value:
Beginning of period	$10.03	$10.29	$ 9.31	$ 6.24	$ 9.38	$10.00	---	---
End of period	$11.41	$10.03	$10.29	$ 9.31	$ 6.24	$ 9.38	---	---
Accumulation units outstanding at end of period	33,343	232,566	139,573	12,620	2,835	579	---	---
1    For the period February 1, 2005 (the date publicly offered) to December 31, 2005.

2    For the period March 13, 2006 (the date publicly offered) to December 31, 2006.

3    For the period May 1, 2006 (the date first publicly offered) to December 31, 2006.

4    For the period April 30, 2007 (the date publicly offered) to December 31, 2007.

5    For the period May 1, 2008 (the date publicly offered) to December 31, 2008.

6    For the period November 17, 2008 (the date publicly offered) to December 31, 2008.

7    Effective April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth. The values in the table for the period prior to the merger reflect investment in Invesco V.I. Capital Development.

APPENDIX B

Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Guggenheim VT Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Guaranteed Minimum Withdrawal Benefit — If you elected this rider when you purchased the Contract, your “Benefit Amount” is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to 0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium

B-1

taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”

The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing: (i) the excess withdrawal amount by (ii) Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to 0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.

If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

B-2

SECUREDESIGNS® VARIABLE ANNUITY

Variable Annuity Account B

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2013

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2013, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the “Company”) by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

6959A	32-69594-01 2012/05/01

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “ Company”), and the Variable Annuity Account B (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Guggenheim VT StylePlus Large Core Subaccount and no Riders, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge		0.70%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	0.60%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the monthly subaccount adjustment amount would be as follows:

3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim VT StylePlus Large Core Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25%. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $17,500 for tax year 2013.   The $17,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,500, can be made to a 403(b) annuity during the 201 3 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 201 3 is the lesser of (i)  $51,000, or (ii) 100% of the employee’s annual compensation.

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the

4

lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $51,000. Salary reduction contributions, if any, are subject to additional annual limits.

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management, investment, and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2012, 2011, and 2010, the Company paid $190,798, $109,747, and $119,997, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Guggenheim VT Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Guggenheim VT Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Guggenheim VT Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract , and reflect the deduction of the maximum mortality and expense risk charge of 0.85%, the maximum optional Rider charges of 1.70%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total

5

return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return that reflects such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 201 2 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2012, and for each of the specified periods ended December 31, 201 2 and 2011, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 201 2 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2012, and for each of the specified periods ended December 31, 2012 and 2011, are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Financial Statements

Variable Annuity Account B -
SecureDesigns Variable Annuity Account
Year Ended December 31, 2012
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Financial Statements

Year Ended December 31, 2012

Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account B – SecureDesigns Variable Annuity
and
The Board of Directors
First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account B (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York consisting of the American Century VP Mid Cap Value, American Century VP Ultra, American Century VP Value, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Franklin Income Securities, Franklin Mutual Global Discovery Securities, Franklin Small Cap Value Securities, Franklin Templeton VIP Founding Funds Allocation, Guggenheim VT All Cap Value, Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT Alpha Opportunity, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT Global Managed Futures Strategy, Guggenheim VT High Yield, Guggenheim VT Large Cap Concentrated Growth, Guggenheim VT Large Cap Core, Guggenheim VT Large Cap Value, Guggenheim VT Managed Asset Allocation, Guggenheim VT Mid Cap Growth, Guggenheim VT Mid Cap Value, Guggenheim VT Money Market, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Growth, Guggenheim VT Small Cap Value, Guggenheim VT U.S. Intermediate Bond, Guggenheim VT U.S. Long Short Momentum, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco Van Kampen V.I. Comstock, Invesco Van Kampen V.I. Equity and Income, Invesco Van Kampen V.I. Mid Cap Growth, Invesco Van Kampen V.I. Value Opportunities, Janus Aspen Enterprise, Janus Aspen Janus Portfolio, Legg Mason ClearBridge Variable Aggressive Growth, Legg Mason ClearBridge Variable Small Cap Growth, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Morgan Stanley UIF Emerging Markets Equity, Neuberger Berman AMT Socially Responsive, Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, Royce Micro-Cap, and Western Asset Variable Global High Yield Bond subaccounts, as of December 31, 2012, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund companies and their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account B that are available for investment by contract owners of SecureDesigns Variable Annuity at December 31, 2012, and the results of its operations and the changes in its net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP

April 30, 2013

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets

December 31, 2012

	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value	Dreyfus IP Technology Growth	Dreyfus VIF International Value
Assets:
Mutual funds, at market value	$118,189	$315,182	$761,780	$42,849	$256,471
Total assets	118,189	315,182	761,780	42,849	256,471
Net assets	$118,189	$315,182	$761,780	$42,849	$256,471

Units outstanding	12,110	27,814	56,575	3,659	27,854

Unit value	$9.76	$11.34	$13.47	$11.76	$9.21

Mutual funds, at cost	$104,598	$297,613	$717,268	$40,876	$271,955
Mutual fund shares	8,101	29,595	116,659	3,186	26,117
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2012

	Franklin Income Securities	Franklin Mutual Global Discovery Securities	Franklin Small Cap Value Securities	Franklin Templeton VIP Founding Funds Allocation	Guggenheim VT All Cap Value
Assets:
Mutual funds, at market value	$880,963	$615,284	$237,788	$92,607	$1,028,472
Total assets	880,963	615,284	237,788	92,607	1,028,472
Net assets	$880,963	$615,284	$237,788	$92,607	$1,028,472

Units outstanding	89,716	68,284	25,790	10,195	86,220

Unit value	$9.81	$9.00	$9.21	$9.09	$11.94

Mutual funds, at cost	$873,677	$607,427	$179,950	$86,984	$894,747
Mutual fund shares	58,458	30,490	13,044	10,908	41,706
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2012

	Guggenheim VT All-Asset Aggressive Strategy	Guggenheim VT All-Asset Conservative Strategy	Guggenheim VT All-Asset Moderate Strategy	Guggenheim VT Alpha Opportunity	Guggenheim VT CLS AdvisorOne Amerigo
Assets:
Mutual funds, at market value	$104,075	$277,130	$379,680	$459,136	$2,159,420
Total assets	104,075	277,130	379,680	459,136	2,159,420
Net assets	$104,075	$277,130	$379,680	$459,136	$2,159,420

Units outstanding	11,878	31,445	43,755	29,205	234,897

Unit value	$8.76	$8.81	$8.68	$15.72	$9.19

Mutual funds, at cost	$96,402	$269,290	$366,602	$378,442	$2,293,607
Mutual fund shares	4,128	11,116	14,762	23,485	63,049
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2012

	Guggenheim VT CLS AdvisorOne Clermont	Guggenheim VT Global Managed Futures Strategy	Guggenheim VT High Yield	Guggenheim VT Large Cap Concentrated Growth	Guggenheim VT Large Cap Core
Assets:
Mutual funds, at market value	$981,662	$21,179	$2,782,232	$705,396	$364,352
Total assets	981,662	21,179	2,782,232	705,396	364,352
Net assets	$981,662	$21,179	$2,782,232	$705,396	$364,352

Units outstanding	107,256	3,435	88,635	126,716	65,277

Unit value	$9.15	$6.19	$31.38	$5.57	$5.58

Mutual funds, at cost	$943,452	$26,848	$1,912,092	$567,589	$338,918
Mutual fund shares	38,832	1,167	90,479	66,926	14,447
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2012

	Guggenheim VT Large Cap Value	Guggenheim VT Managed Asset Allocation	Guggenheim VT Mid Cap Growth	Guggenheim VT Mid Cap Value	Guggenheim VT Money Market
Assets:
Mutual funds, at market value	$652,566	$572,955	$583,162	$2,154,547	$2,341,354
Total assets	652,566	572,955	583,162	2,154,547	2,341,354
Net assets	$652,566	$572,955	$583,162	$2,154,547	$2,341,354

Units outstanding	69,135	55,891	72,240	89,242	302,478

Unit value	$9.44	$10.25	$8.08	$24.16	$7.73

Mutual funds, at cost	$578,888	$469,435	$481,329	$1,551,545	$2,357,795
Mutual fund shares	22,769	25,263	17,518	34,418	175,251
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2012

	Guggenheim VT MSCI EAFE Equal Weight	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Growth	Guggenheim VT Small Cap Value	Guggenheim VT U.S. Intermediate Bond
Assets:
Mutual funds, at market value	$1,486,960	$174,144	$146,301	$502,692	$1,344,342
Total assets	1,486,960	174,144	146,301	502,692	1,344,342
Net assets	$1,486,960	$174,144	$146,301	$502,692	$1,344,342

Units outstanding	178,913	24,439	25,072	19,166	125,256

Unit value	$8.31	$7.12	$5.83	$26.23	$10.73

Mutual funds, at cost	$1,399,104	$163,919	$127,900	$406,453	$1,261,092
Mutual fund shares	147,809	7,781	7,081	13,108	93,034
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2012

	Guggenheim VT U.S. Long Short Momentum	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. International Growth
Assets:
Mutual funds, at market value	$230,273	$86,425	$511,380	$2,310,387	$975,450
Total assets	230,273	86,425	511,380	2,310,387	975,450
Net assets	$230,273	$86,425	$511,380	$2,310,387	$975,450

Units outstanding	18,711	6,307	25,977	227,518	68,024

Unit value	$12.31	$13.71	$19.69	$10.15	$14.34

Mutual funds, at cost	$238,434	$76,994	$508,371	$2,270,146	$899,181
Mutual fund shares	18,437	4,115	33,056	187,989	32,866
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2012

	Invesco V.I. Mid Cap Core Equity	Invesco Van Kampen V.I. Comstock	Invesco Van Kampen V.I. Equity and Income	Invesco Van Kampen V.I. Mid Cap Growth	Invesco Van Kampen V.I. Value Opportunities
Assets:
Mutual funds, at market value	$2,198,282	$383,986	$617,958	$233,554	$317,827
Total assets	2,198,282	383,986	617,958	233,554	317,827
Net assets	$2,198,282	$383,986	$617,958	$233,554	$317,827

Units outstanding	156,012	40,554	59,317	27,199	30,175

Unit value	$14.09	$9.47	$10.42	$8.58	$10.53

Mutual funds, at cost	$2,137,570	$373,623	$554,399	$237,540	$388,393
Mutual fund shares	174,744	29,046	41,060	59,733	44,954
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2012

	Janus Aspen Enterprise	Janus Aspen Janus Portfolio	Legg Mason ClearBridge Variable Aggressive Growth	Legg Mason ClearBridge Variable Small Cap Growth	MFS VIT Research International
Assets:
Mutual funds, at market value	$203,976	$84,228	$2,091,001	$21,340	$486,543
Total assets	203,976	84,228	2,091,001	21,340	486,543
Net assets	$203,976	$84,228	$2,091,001	$21,340	$486,543

Units outstanding	19,636	9,449	208,728	1,910	55,683

Unit value	$10.40	$8.90	$10.02	$11.22	$8.74

Mutual funds, at cost	$180,973	$77,526	$1,984,601	$19,680	$471,300
Mutual fund shares	4,724	3,223	110,987	1,215	39,589
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2012

	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Socially Responsive	Oppenheimer Core Bond Fund/VA
Assets:
Mutual funds, at market value	$2,570,682	$903,627	$60,178	$1,026,912	$509,453
Total assets	2,570,682	903,627	60,178	1,026,912	509,453
Net assets	$2,570,682	$903,627	$60,178	$1,026,912	$509,453

Units outstanding	257,674	63,598	6,687	70,225	70,127

Unit value	$9.97	$14.21	$9.02	$14.61	$7.27

Mutual funds, at cost	$2,343,292	$917,032	$56,539	$960,367	$503,083
Mutual fund shares	129,832	33,112	4,017	64,505	62,357
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2012

	Oppenheimer Main Street Small- & Mid-Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
Assets:
Mutual funds, at market value	$366,648	$604,314	$165,017	$250,204	$1,579,606
Total assets	366,648	604,314	165,017	250,204	1,579,606
Net assets	$366,648	$604,314	$165,017	$250,204	$1,579,606

Units outstanding	21,331	43,086	17,055	19,364	132,284

Unit value	$17.19	$14.04	$9.67	$12.91	$11.94

Mutual funds, at cost	$327,283	$581,655	$194,451	$229,295	$1,484,603
Mutual fund shares	18,369	53,103	23,144	16,332	146,260
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2012

	PIMCO VIT Low Duration	PIMCO VIT Real Return	Royce Micro-Cap	Western Asset Variable Global High Yield Bond
Assets:
Mutual funds, at market value	$992,329	$2,699,313	$669,088	$380,613
Total assets	992,329	2,699,313	669,088	380,613
Net assets	$992,329	$2,699,313	$669,088	$380,613

Units outstanding	96,917	203,273	68,112	33,343

Unit value	$10.24	$13.28	$9.83	$11.41

Mutual funds, at cost	$949,087	$2,490,522	$659,523	$382,263
Mutual fund shares	92,053	189,426	61,104	45,912
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations

Year Ended December 31, 2012

	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value	Dreyfus IP Technology Growth	Dreyfus VIF International Value
Investment income (loss):
Dividend distributions	$2,145	$-	$13,391	$-	$10,513
Expenses:
Mortality and expense risk charge	(695)	(1,285)	(4,706)	(578)	(2,195)
Other expense charge	(173)	(322)	(1,177)	(145)	(549)
Net investment income (loss)	1,277	(1,607)	7,508	(723)	7,769

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	6,388	-	-	-	-
Realized capital gain (loss) on sales of fund shares	799	33,349	6,307	514	(44,143)
Change in unrealized appreciation/depreciation on investments during the year	7,860	2,126	84,934	3,044	70,249
Net realized and unrealized capital gain (loss) on investments	15,047	35,475	91,241	3,558	26,106
Net increase (decrease) in net assets from operations	$16,324	$33,868	$98,749	$2,835	$33,875
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Franklin Income Securities	Franklin Mutual Global Discovery Securities	Franklin Small Cap Value Securities	Franklin Templeton VIP Founding Funds Allocation	Guggenheim VT All Cap Value
Investment income (loss):
Dividend distributions	$50,241	$15,237	$1,726	$1,207	$-
Expenses:
Mortality and expense risk charge	(4,800)	(3,706)	(1,380)	(282)	(6,754)
Other expense charge	(1,200)	(927)	(345)	(70)	(1,689)
Net investment income (loss)	44,241	10,604	1	855	(8,443)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	30,759	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,744)	1,716	10,611	190	34,243
Change in unrealized appreciation/depreciation on investments during the year	48,449	24,207	27,067	5,134	124,960
Net realized and unrealized capital gain (loss) on investments	46,705	56,682	37,678	5,324	159,203
Net increase (decrease) in net assets from operations	$90,946	$67,286	$37,679	$6,179	$150,760
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Guggenheim VT All-Asset Aggressive Strategy	Guggenheim VT All-Asset Conservative Strategy	Guggenheim VT All-Asset Moderate Strategy	Guggenheim VT Alpha Opportunity	Guggenheim VT CLS AdvisorOne Amerigo
Investment income (loss):
Dividend distributions	$1,495	$3,862	$6,205	$-	$-
Expenses:
Mortality and expense risk charge	(730)	(1,527)	(2,385)	(2,937)	(13,213)
Other expense charge	(183)	(382)	(596)	(734)	(3,303)
Net investment income (loss)	582	1,953	3,224	(3,671)	(16,516)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	122,859
Realized capital gain (loss) on sales of fund shares	3,034	782	416	17,689	(10,603)
Change in unrealized appreciation/depreciation on investments during the year	12,353	13,708	33,602	46,627	175,529
Net realized and unrealized capital gain (loss) on investments	15,387	14,490	34,018	64,316	287,785
Net increase (decrease) in net assets from operations	$15,969	$16,443	$37,242	$60,645	$271,269
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Guggenheim VT CLS AdvisorOne Clermont	Guggenheim VT Global Managed Futures Strategy	Guggenheim VT High Yield	Guggenheim VT Large Cap Concentrated Growth	Guggenheim VT Large Cap Core
Investment income (loss):
Dividend distributions	$16,093	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(6,251)	(180)	(16,830)	(4,523)	(2,606)
Other expense charge	(1,563)	(45)	(4,208)	(1,131)	(652)
Net investment income (loss)	8,279	(225)	(21,038)	(5,654)	(3,258)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	3,077	(3,116)	151,454	17,334	16,001
Change in unrealized appreciation/depreciation on investments during the year	86,035	(728)	234,485	52,623	40,516
Net realized and unrealized capital gain (loss) on investments	89,112	(3,844)	385,939	69,957	56,517
Net increase (decrease) in net assets from operations	$97,391	$(4,069)	$364,901	$64,303	$53,259
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Guggenheim VT Large Cap Value	Guggenheim VT Managed Asset Allocation	Guggenheim VT Mid Cap Growth	Guggenheim VT Mid Cap Value	Guggenheim VT Money Market
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(4,365)	(3,889)	(3,849)	(13,314)	(16,797)
Other expense charge	(1,091)	(972)	(962)	(3,329)	(4,199)
Net investment income (loss)	(5,456)	(4,861)	(4,811)	(16,643)	(20,996)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	37,494	28,788	27,222	163,734	(10,014)
Change in unrealized appreciation/depreciation on investments during the year	63,871	52,740	65,059	193,682	(4,515)
Net realized and unrealized capital gain (loss) on investments	101,365	81,528	92,281	357,416	(14,529)
Net increase (decrease) in net assets from operations	$95,909	$76,667	$87,470	$340,773	$(35,525)
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Guggenheim VT MSCI EAFE Equal Weight	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Growth	Guggenheim VT Small Cap Value	Guggenheim VT U.S. Intermediate Bond
Investment income (loss):
Dividend distributions	$-	$1,015	$-	$-	$-
Expenses:
Mortality and expense risk charge	(9,025)	(1,057)	(984)	(3,422)	(6,955)
Other expense charge	(2,256)	(264)	(246)	(855)	(1,739)
Net investment income (loss)	(11,281)	(306)	(1,230)	(4,277)	(8,694)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(12,085)	10,772	4,144	48,614	50,707
Change in unrealized appreciation/depreciation on investments during the year	252,560	(8,174)	11,287	61,765	15,498
Net realized and unrealized capital gain (loss) on investments	240,475	2,598	15,431	110,379	66,205
Net increase (decrease) in net assets from operations	$229,194	$2,292	$14,201	$106,102	$57,511
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Guggenheim VT U.S. Long Short Momentum	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. International Growth
Investment income (loss):
Dividend distributions	$-	$-	$2,559	$69,869	$12,086
Expenses:
Mortality and expense risk charge	(1,468)	(460)	(2,917)	(13,656)	(5,875)
Other expense charge	(367)	(115)	(729)	(3,414)	(1,469)
Net investment income (loss)	(1,835)	(575)	(1,087)	52,799	4,742

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,035)	4,483	(24,738)	53,008	4,924
Change in unrealized appreciation/depreciation on investments during the year	12,452	9,409	139,406	(73,692)	118,345
Net realized and unrealized capital gain (loss) on investments	11,417	13,892	114,668	(20,684)	123,269
Net increase (decrease) in net assets from operations	$9,582	$13,317	$113,581	$32,115	$128,011
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Invesco V.I. Mid Cap Core Equity	Invesco Van Kampen V.I. Comstock	Invesco Van Kampen V.I. Equity and Income	Invesco Van Kampen V.I. Mid Cap Growth	Invesco Van Kampen V.I. Value Opportunities
Investment income (loss):
Dividend distributions	$-	$1,175	$11,917	$-	$4,048
Expenses:
Mortality and expense risk charge	(6,751)	(652)	(3,966)	(1,436)	(1,976)
Other expense charge	(1,688)	(163)	(991)	(360)	(494)
Net investment income (loss)	(8,439)	360	6,960	(1,796)	1,578

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	10,389	-	-	72	-
Realized capital gain (loss) on sales of fund shares	43,157	4,095	31,284	4,720	(20,459)
Change in unrealized appreciation/depreciation on investments during the year	81,502	16,589	33,082	21,860	67,661
Net realized and unrealized capital gain (loss) on investments	135,048	20,684	64,366	26,652	47,202
Net increase (decrease) in net assets from operations	$126,609	$21,044	$71,326	$24,856	$48,780
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Janus Aspen Enterprise	Janus Aspen Janus Portfolio	Legg Mason ClearBridge Variable Aggressive Growth	Legg Mason ClearBridge Variable Small Cap Growth	MFS VIT Research International
Investment income (loss):
Dividend distributions	$-	$1,049	$3,331	$76	$6,410
Expenses:
Mortality and expense risk charge	(922)	(1,330)	(6,867)	(328)	(1,826)
Other expense charge	(230)	(333)	(1,717)	(82)	(456)
Net investment income (loss)	(1,152)	(614)	(5,253)	(334)	4,128

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	4,701	87,263	1,513	-
Realized capital gain (loss) on sales of fund shares	8,527	14,460	68,082	11,452	(4,034)
Change in unrealized appreciation/depreciation on investments during the year	15,083	8,798	34,808	(1,543)	46,801
Net realized and unrealized capital gain (loss) on investments	23,610	27,959	190,153	11,422	42,767
Net increase (decrease) in net assets from operations	$22,458	$27,345	$184,900	$11,088	$46,895
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2012

	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Socially Responsive	Oppenheimer Core Bond Fund/VA
Investment income (loss):
Dividend distributions	$69,553	$60,387	$-	$1,431	$22,293
Expenses:
Mortality and expense risk charge	(16,041)	(5,697)	(503)	(11,325)	(4,703)
Other expense charge	(4,010)	(1,424)	(126)	(2,831)	(1,175)
Net investment income (loss)	49,502	53,266	(629)	(12,725)	16,415

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	87,741	(11,000)	(5,921)	105,624	15,328
Change in unrealized appreciation/depreciation on investments during the year	116,719	70,198	16,061	99,869	16,594
Net realized and unrealized capital gain (loss) on investments	204,460	59,198	10,140	205,493	31,922
Net increase (decrease) in net assets from operations	$253,962	$112,464	$9,511	$192,768	$48,337
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Oppenheimer Main Street Small- & Mid-Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
Investment income (loss):
Dividend distributions	$983	$27,838	$4,459	$9,638	$34,810
Expenses:
Mortality and expense risk charge	(1,750)	(2,860)	(1,011)	(1,203)	(9,248)
Other expense charge	(438)	(715)	(253)	(301)	(2,312)
Net investment income (loss)	(1,205)	24,263	3,195	8,134	23,250

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	5,526	-	55,100
Realized capital gain (loss) on sales of fund shares	10,774	6,019	(17,579)	1,953	10,351
Change in unrealized appreciation/depreciation on investments during the year	35,051	31,452	14,381	19,992	58,484
Net realized and unrealized capital gain (loss) on investments	45,825	37,471	2,328	21,945	123,935
Net increase (decrease) in net assets from operations	$44,620	$61,734	$5,523	$30,079	$147,185
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2012

	PIMCO VIT Low Duration	PIMCO VIT Real Return	Royce Micro-Cap	Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$20,841	$27,808	$-	$29,419
Expenses:
Mortality and expense risk charge	(6,599)	(15,703)	(4,112)	(7,683)
Other expense charge	(1,650)	(3,926)	(1,028)	(1,921)
Net investment income (loss)	12,592	8,179	(5,140)	19,815

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	128,662	14,582	-
Realized capital gain (loss) on sales of fund shares	9,757	102,943	4,503	85,465
Change in unrealized appreciation/depreciation on investments during the year	32,334	(41,355)	36,327	142,767
Net realized and unrealized capital gain (loss) on investments	42,091	190,250	55,412	228,232
Net increase (decrease) in net assets from operations	$54,683	$198,429	$50,272	$248,047
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2012 and 2011

	American Century VP Mid Cap Value		American Century VP Ultra		American Century VP Value		Dreyfus IP Technology Growth
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,277	$319	$(1,607)	$(1,790)	$7,508	$8,126	$(723)	$(2,065)
Capital gains distributions	6,388	1,352	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	799	1,999	33,349	6,597	6,307	(24,216)	514	28,257
Change in unrealized appreciation/depreciation on investments during the year	7,860	(1,965)	2,126	1,476	84,934	44,752	3,044	(27,453)
Net increase (decrease) in net assets from operations	16,324	1,705	33,868	6,283	98,749	28,662	2,835	(1,261)

From contract owner transactions:
Variable annuity deposits	-	50	4,601	4,017	4,771	4,406	3,243	313
Contract owner maintenance charges	(1,140)	(518)	(1,549)	(1,852)	(4,460)	(7,233)	(689)	(2,928)
Terminations and withdrawals	(3,714)	(5,599)	(20,289)	(10,823)	(15,104)	(81,465)	(14,706)	(24,422)
Transfers between subaccounts, net	6	58,355	(69,821)	179,313	(80,312)	21,397	2,816	(320,028)
Net increase (decrease) in net assets from contract owner transactions	(4,848)	52,288	(87,058)	170,655	(95,105)	(62,895)	(9,336)	(347,065)
Net increase (decrease) in net assets	11,476	53,993	(53,190)	176,938	3,644	(34,233)	(6,501)	(348,326)
Net assets at beginning of year	106,713	52,720	368,372	191,434	758,136	792,369	49,350	397,676
Net assets at end of year	$118,189	$106,713	$315,182	$368,372	$761,780	$758,136	$42,849	$49,350
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Dreyfus VIF International Value		Franklin Income Securities		Franklin Mutual Global Discovery Securities		Franklin Small Cap Value Securities
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,769	$12,570	$44,241	$45,386	$10,604	$8,775	$1	$(378)
Capital gains distributions	-	-	-	-	30,759	12,037	-	-
Realized capital gain (loss) on sales of fund shares	(44,143)	(94,257)	(1,744)	(640)	1,716	16,063	10,611	30,383
Change in unrealized appreciation/depreciation on investments during the year	70,249	(12,990)	48,449	(23,677)	24,207	(52,251)	27,067	(33,282)
Net increase (decrease) in net assets from operations	33,875	(94,677)	90,946	21,069	67,286	(15,376)	37,679	(3,277)

From contract owner transactions:
Variable annuity deposits	6,219	28,162	14,172	7,774	5,123	2,549	2,462	3,206
Contract owner maintenance charges	(2,525)	(7,724)	(6,327)	(16,544)	(5,164)	(8,307)	(1,742)	(1,959)
Terminations and withdrawals	(21,566)	(110,733)	(71,634)	(231,573)	(48,806)	(98,712)	(10,542)	(10,630)
Transfers between subaccounts, net	(94,166)	(464,596)	76,525	17,751	35,897	(36,575)	(33,131)	(114,852)
Net increase (decrease) in net assets from contract owner transactions	(112,038)	(554,891)	12,736	(222,592)	(12,950)	(141,045)	(42,953)	(124,235)
Net increase (decrease) in net assets	(78,163)	(649,568)	103,682	(201,523)	54,336	(156,421)	(5,274)	(127,512)
Net assets at beginning of year	334,634	984,202	777,281	978,804	560,948	717,369	243,062	370,574
Net assets at end of year	$256,471	$334,634	$880,963	$777,281	$615,284	$560,948	$237,788	$243,062
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Franklin Templeton VIP Founding Funds Allocation		Guggenheim VT All Cap Value		Guggenheim VT All-Asset Aggressive Strategy		Guggenheim VT All-Asset Conservative Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$855	$(412)	$(8,443)	$(9,074)	$582	$594	$1,953	$(1,128)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	190	22	34,243	32,874	3,034	865	782	1,530
Change in unrealized appreciation/depreciation on investments during the year	5,134	(8,630)	124,960	(99,134)	12,353	(10,679)	13,708	(3,304)
Net increase (decrease) in net assets from operations	6,179	(9,020)	150,760	(75,334)	15,969	(9,220)	16,443	(2,902)

From contract owner transactions:
Variable annuity deposits	41,566	-	7,904	28,160	3,000	14,340	28,649	-
Contract owner maintenance charges	(159)	(237)	(6,973)	(10,339)	(1,064)	(1,740)	(4,464)	(7,082)
Terminations and withdrawals	(2,400)	(2,695)	(70,789)	(149,377)	(12,437)	(1,608)	(45,096)	(87,593)
Transfers between subaccounts, net	4,923	16,777	(98,553)	(102,930)	(78,626)	(12,022)	40,284	3,130
Net increase (decrease) in net assets from contract owner transactions	43,930	13,845	(168,411)	(234,486)	(89,127)	(1,030)	19,373	(91,545)
Net increase (decrease) in net assets	50,109	4,825	(17,651)	(309,820)	(73,158)	(10,250)	35,816	(94,447)
Net assets at beginning of year	42,498	37,673	1,046,123	1,355,943	177,233	187,483	241,314	335,761
Net assets at end of year	$92,607	$42,498	$1,028,472	$1,046,123	$104,075	$177,233	$277,130	$241,314
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Guggenheim VT All-Asset Moderate Strategy		Guggenheim VT Alpha Opportunity		Guggenheim VT CLS AdvisorOne Amerigo		Guggenheim VT CLS AdvisorOne Clermont
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,224	$(1,481)	$(3,671)	$(4,024)	$(16,516)	$(18,275)	$8,279	$11,067
Capital gains distributions	-	-	-	-	122,859	-	-	-
Realized capital gain (loss) on sales of fund shares	416	(396)	17,689	1,857	(10,603)	(25,131)	3,077	(1,655)
Change in unrealized appreciation/depreciation on investments during the year	33,602	(13,504)	46,627	7,977	175,529	(136,004)	86,035	(26,196)
Net increase (decrease) in net assets from operations	37,242	(15,381)	60,645	5,810	271,269	(179,410)	97,391	(16,784)

From contract owner transactions:
Variable annuity deposits	33,703	24,947	30	-	-	-	-	-
Contract owner maintenance charges	(3,650)	(4,215)	(5,571)	(3,967)	(21,753)	(23,191)	(8,391)	(7,573)
Terminations and withdrawals	(20,113)	(19,637)	(80,361)	(15,336)	(153,245)	(189,727)	(68,755)	(46,594)
Transfers between subaccounts, net	(97,329)	16	(37,208)	-	(78,328)	(175,857)	(55,877)	215,311
Net increase (decrease) in net assets from contract owner transactions	(87,389)	1,111	(123,110)	(19,303)	(253,326)	(388,775)	(133,023)	161,144
Net increase (decrease) in net assets	(50,147)	(14,270)	(62,465)	(13,493)	17,943	(568,185)	(35,632)	144,360
Net assets at beginning of year	429,827	444,097	521,601	535,094	2,141,477	2,709,662	1,017,294	872,934
Net assets at end of year	$379,680	$429,827	$459,136	$521,601	$2,159,420	$2,141,477	$981,662	$1,017,294
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Guggenheim VT Global Managed Futures Strategy		Guggenheim VT High Yield		Guggenheim VT Large Cap Concentrated Growth		Guggenheim VT Large Cap Core
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(225)	$(241)	$(21,038)	$(20,860)	$(5,654)	$(5,216)	$(3,258)	$(3,775)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(3,116)	(54)	151,454	206,998	17,334	10,284	16,001	42,111
Change in unrealized appreciation/depreciation on investments during the year	(728)	(2,989)	234,485	(203,657)	52,623	(38,518)	40,516	(61,427)
Net increase (decrease) in net assets from operations	(4,069)	(3,284)	364,901	(17,519)	64,303	(33,450)	53,259	(23,091)

From contract owner transactions:
Variable annuity deposits	-	-	26,979	62,876	3,311	6,978	3,250	-
Contract owner maintenance charges	(179)	(167)	(18,050)	(20,368)	(2,325)	(1,991)	(2,877)	(4,051)
Terminations and withdrawals	(10,728)	(144)	(117,064)	(154,795)	(24,159)	(20,443)	(47,459)	(19,412)
Transfers between subaccounts, net	3,940	13,045	(188,362)	36,065	4,047	(25,723)	(138,113)	(98,461)
Net increase (decrease) in net assets from contract owner transactions	(6,967)	12,734	(296,497)	(76,222)	(19,126)	(41,179)	(185,199)	(121,924)
Net increase (decrease) in net assets	(11,036)	9,450	68,404	(93,741)	45,177	(74,629)	(131,940)	(145,015)
Net assets at beginning of year	32,215	22,765	2,713,828	2,807,569	660,219	734,848	496,292	641,307
Net assets at end of year	$21,179	$32,215	$2,782,232	$2,713,828	$705,396	$660,219	$364,352	$496,292
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Guggenheim VT Large Cap Value		Guggenheim VT Managed Asset Allocation		Guggenheim VT Mid Cap Growth		Guggenheim VT Mid Cap Value
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,456)	$(5,634)	$(4,861)	$(5,284)	$(4,811)	$(5,009)	$(16,643)	$(19,279)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	37,494	15,963	28,788	8,371	27,222	18,612	163,734	298,382
Change in unrealized appreciation/depreciation on investments during the year	63,871	(54,944)	52,740	(3,331)	65,059	(45,220)	193,682	(449,414)
Net increase (decrease) in net assets from operations	95,909	(44,615)	76,667	(244)	87,470	(31,617)	340,773	(170,311)

From contract owner transactions:
Variable annuity deposits	63,770	13,326	-	138	31,935	5,480	41,877	27,656
Contract owner maintenance charges	(7,528)	(4,862)	(7,221)	(6,321)	(3,211)	(2,663)	(12,279)	(17,577)
Terminations and withdrawals	(111,656)	(35,527)	(140,837)	(84,511)	(88,473)	(36,506)	(165,574)	(241,815)
Transfers between subaccounts, net	(124,835)	(73,001)	4,344	13,902	(56,290)	(61,104)	(208,483)	(492,822)
Net increase (decrease) in net assets from contract owner transactions	(180,249)	(100,064)	(143,714)	(76,792)	(116,039)	(94,793)	(344,459)	(724,558)
Net increase (decrease) in net assets	(84,340)	(144,679)	(67,047)	(77,036)	(28,569)	(126,410)	(3,686)	(894,869)
Net assets at beginning of year	736,906	881,585	640,002	717,038	611,731	738,141	2,158,233	3,053,102
Net assets at end of year	$652,566	$736,906	$572,955	$640,002	$583,162	$611,731	$2,154,547	$2,158,233
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Guggenheim VT Money Market		Guggenheim VT MSCI EAFE Equal Weight		Guggenheim VT Multi-Hedge Strategies		Guggenheim VT Small Cap Growth
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(20,996)	$(39,607)	$(11,281)	$(13,071)	$(306)	$(2,391)	$(1,230)	$(1,602)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(10,014)	(21,000)	(12,085)	26,376	10,772	18,038	4,144	18,737
Change in unrealized appreciation/depreciation on investments during the year	(4,515)	(6,884)	252,560	(300,894)	(8,174)	(10,275)	11,287	(17,044)
Net increase (decrease) in net assets from operations	(35,525)	(67,491)	229,194	(287,589)	2,292	5,372	14,201	91

From contract owner transactions:
Variable annuity deposits	11,232	248,103	24,413	25,728	-	-	225	58
Contract owner maintenance charges	(54,049)	(56,851)	(9,752)	(13,173)	(1,916)	(3,413)	(1,176)	(1,375)
Terminations and withdrawals	(1,554,724)	(821,017)	(52,687)	(96,141)	(16,888)	(36,591)	(12,441)	(17,800)
Transfers between subaccounts, net	625,545	326,037	(153,341)	(148,826)	(151,602)	(75,978)	(4,218)	(96,086)
Net increase (decrease) in net assets from contract owner transactions	(971,996)	(303,728)	(191,367)	(232,412)	(170,406)	(115,982)	(17,610)	(115,203)
Net increase (decrease) in net assets	(1,007,521)	(371,219)	37,827	(520,001)	(168,114)	(110,610)	(3,409)	(115,112)
Net assets at beginning of year	3,348,875	3,720,094	1,449,133	1,969,134	342,258	452,868	149,710	264,822
Net assets at end of year	$2,341,354	$3,348,875	$1,486,960	$1,449,133	$174,144	$342,258	$146,301	$149,710
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Guggenheim VT Small Cap Value		Guggenheim VT U.S. Intermediate Bond		Guggenheim VT U.S. Long Short Momentum		Invesco V.I. Global Health Care
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,277)	$(5,702)	$(8,694)	$(8,460)	$(1,835)	$(2,155)	$(575)	$(575)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	48,614	73,559	50,707	71,402	(1,035)	165	4,483	988
Change in unrealized appreciation/depreciation on investments during the year	61,765	(116,602)	15,498	(11,225)	12,452	(16,906)	9,409	447
Net increase (decrease) in net assets from operations	106,102	(48,745)	57,511	51,717	9,582	(18,896)	13,317	860

From contract owner transactions:
Variable annuity deposits	3,439	12,370	40,349	6,605	1,125	804	30,775	-
Contract owner maintenance charges	(3,717)	(6,336)	(10,333)	(11,116)	(2,270)	(3,665)	(295)	(333)
Terminations and withdrawals	(69,803)	(36,352)	(113,549)	(174,987)	(32,021)	(50,077)	(7,273)	(857)
Transfers between subaccounts, net	(155,996)	(160,281)	171,111	(113,800)	1,882	1,185	(26,427)	(8,544)
Net increase (decrease) in net assets from contract owner transactions	(226,077)	(190,599)	87,578	(293,298)	(31,284)	(51,753)	(3,220)	(9,734)
Net increase (decrease) in net assets	(119,975)	(239,344)	145,089	(241,581)	(21,702)	(70,649)	10,097	(8,874)
Net assets at beginning of year	622,667	862,011	1,199,253	1,440,834	251,975	322,624	76,328	85,202
Net assets at end of year	$502,692	$622,667	$1,344,342	$1,199,253	$230,273	$251,975	$86,425	$76,328
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Invesco V.I. Global Real Estate		Invesco V.I. Government Securities		Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,087)	$15,295	$52,799	$66,547	$4,742	$5,877	$(8,439)	$(4,308)
Capital gains distributions	-	-	-	-	-	-	10,389	-
Realized capital gain (loss) on sales of fund shares	(24,738)	(54,676)	53,008	(20,135)	4,924	4,563	43,157	51,340
Change in unrealized appreciation/depreciation on investments during the year	139,406	2,098	(73,692)	91,559	118,345	(107,530)	81,502	(62,720)
Net increase (decrease) in net assets from operations	113,581	(37,283)	32,115	137,971	128,011	(97,090)	126,609	(15,688)

From contract owner transactions:
Variable annuity deposits	8,954	3,445	42,043	47,562	9,477	7,522	401	2,864
Contract owner maintenance charges	(2,549)	(3,637)	(15,459)	(15,066)	(7,423)	(10,086)	(14,394)	(5,940)
Terminations and withdrawals	(22,073)	(30,344)	(224,446)	(99,857)	(73,144)	(62,945)	(110,552)	(39,126)
Transfers between subaccounts, net	(52,232)	(86,194)	177,966	440,083	(73,030)	54	1,144,431	465,394
Net increase (decrease) in net assets from contract owner transactions	(67,900)	(116,730)	(19,896)	372,722	(144,120)	(65,455)	1,019,886	423,192
Net increase (decrease) in net assets	45,681	(154,013)	12,219	510,693	(16,109)	(162,545)	1,146,495	407,504
Net assets at beginning of year	465,699	619,712	2,298,168	1,787,475	991,559	1,154,104	1,051,787	644,283
Net assets at end of year	$511,380	$465,699	$2,310,387	$2,298,168	$975,450	$991,559	$2,198,282	$1,051,787
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Invesco Van Kampen V.I. Comstock		Invesco Van Kampen V.I. Equity and Income		Invesco Van Kampen V.I. Mid Cap Growth		Invesco Van Kampen V.I. Value Opportunities
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$360	$971	$6,960	$6,623	$(1,796)	$(2,006)	$1,578	$(386)
Capital gains distributions	-	-	-	-	72	-	-	-
Realized capital gain (loss) on sales of fund shares	4,095	(4,500)	31,284	21,842	4,720	(124)	(20,459)	(9,476)
Change in unrealized appreciation/depreciation on investments during the year	16,589	(1,646)	33,082	(47,047)	21,860	(18,946)	67,661	(2,803)
Net increase (decrease) in net assets from operations	21,044	(5,175)	71,326	(18,582)	24,856	(21,076)	48,780	(12,665)

From contract owner transactions:
Variable annuity deposits	4,877	4,630	15,647	27,684	1,040	1,120	928	12,623
Contract owner maintenance charges	(808)	(935)	(4,148)	(3,790)	(1,824)	(2,068)	(1,355)	(1,063)
Terminations and withdrawals	(20,905)	(4,142)	(9,764)	(11,208)	(4,388)	(5,937)	(20,255)	(8,314)
Transfers between subaccounts, net	248,832	4,845	(46,372)	22,468	(24,591)	7,369	(5,172)	(7,090)
Net increase (decrease) in net assets from contract owner transactions	231,996	4,398	(44,637)	35,154	(29,763)	484	(25,854)	(3,844)
Net increase (decrease) in net assets	253,040	(777)	26,689	16,572	(4,907)	(20,592)	22,926	(16,509)
Net assets at beginning of year	130,946	131,723	591,269	574,697	238,461	259,053	294,901	311,410
Net assets at end of year	$383,986	$130,946	$617,958	$591,269	$233,554	$238,461	$317,827	$294,901
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Janus Aspen Enterprise		Janus Aspen Janus Portfolio		Legg Mason ClearBridge Variable Aggressive Growth		Legg Mason ClearBridge Variable Small Cap Growth
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,152)	$(1,774)	$(614)	$(618)	$(5,253)	$(10,140)	$(334)	$(728)
Capital gains distributions	-	-	4,701	-	87,263	-	1,513	1,557
Realized capital gain (loss) on sales of fund shares	8,527	26,428	14,460	11,609	68,082	99,046	11,452	11,342
Change in unrealized appreciation/depreciation on investments during the year	15,083	(28,880)	8,798	(28,178)	34,808	(78,935)	(1,543)	(11,046)
Net increase (decrease) in net assets from operations	22,458	(4,226)	27,345	(17,187)	184,900	9,971	11,088	1,125

From contract owner transactions:
Variable annuity deposits	243	16,242	3,216	4,919	6,412	46,377	301	1,925
Contract owner maintenance charges	(1,232)	(1,912)	(1,582)	(2,155)	(7,767)	(10,913)	(421)	(865)
Terminations and withdrawals	(19,173)	(7,772)	(17,289)	(25,850)	(61,784)	(120,983)	(3,200)	(7,762)
Transfers between subaccounts, net	62,879	(139,195)	(175,629)	(105,944)	1,132,789	(595,894)	(79,202)	(25,589)
Net increase (decrease) in net assets from contract owner transactions	42,717	(132,637)	(191,284)	(129,030)	1,069,650	(681,413)	(82,522)	(32,291)
Net increase (decrease) in net assets	65,175	(136,863)	(163,939)	(146,217)	1,254,550	(671,442)	(71,434)	(31,166)
Net assets at beginning of year	138,801	275,664	248,167	394,384	836,451	1,507,893	92,774	123,940
Net assets at end of year	$203,976	$138,801	$84,228	$248,167	$2,091,001	$836,451	$21,340	$92,774
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	MFS VIT Research International		MFS VIT Total Return		MFS VIT Utilities		Morgan Stanley UIF Emerging Markets Equity
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,128	$(471)	$49,502	$43,388	$53,266	$26,679	$(629)	$(464)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(4,034)	13,755	87,741	66,923	(11,000)	(45,876)	(5,921)	16,805
Change in unrealized appreciation/depreciation on investments during the year	46,801	(23,889)	116,719	(92,944)	70,198	47,837	16,061	(39,529)
Net increase (decrease) in net assets from operations	46,895	(10,605)	253,962	17,367	112,464	28,640	9,511	(23,188)

From contract owner transactions:
Variable annuity deposits	340	1,781	71,312	89,483	6,934	4,134	-	50
Contract owner maintenance charges	(1,533)	(5,005)	(18,991)	(18,369)	(10,382)	(8,728)	(563)	(3,751)
Terminations and withdrawals	(5,754)	(25,368)	(84,944)	(68,162)	(146,451)	(60,553)	(7,300)	(24,044)
Transfers between subaccounts, net	106,703	(377,654)	(31,763)	(72,726)	(71,494)	117,460	(14,386)	(467,611)
Net increase (decrease) in net assets from contract owner transactions	99,756	(406,246)	(64,386)	(69,774)	(221,393)	52,313	(22,249)	(495,356)
Net increase (decrease) in net assets	146,651	(416,851)	189,576	(52,407)	(108,929)	80,953	(12,738)	(518,544)
Net assets at beginning of year	339,892	756,743	2,381,106	2,433,513	1,012,556	931,603	72,916	591,460
Net assets at end of year	$486,543	$339,892	$2,570,682	$2,381,106	$903,627	$1,012,556	$60,178	$72,916
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Neuberger Berman AMT Socially Responsive		Oppenheimer Core Bond Fund/VA		Oppenheimer Main Street Small- & Mid-Cap Fund/VA		PIMCO VIT All Asset
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(12,725)	$(4,106)	$16,415	$18,660	$(1,205)	$(1,080)	$24,263	$28,552
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	105,624	(64,298)	15,328	(6,836)	10,774	2,068	6,019	10,581
Change in unrealized appreciation/depreciation on investments during the year	99,869	(96,287)	16,594	16,448	35,051	(9,924)	31,452	(32,566)
Net increase (decrease) in net assets from operations	192,768	(164,691)	48,337	28,272	44,620	(8,936)	61,734	6,567

From contract owner transactions:
Variable annuity deposits	1,402	23,817	-	-	5,191	1,622	8,457	2,593
Contract owner maintenance charges	(21,417)	(11,248)	(7,308)	(3,039)	(2,870)	(1,566)	(4,683)	(4,660)
Terminations and withdrawals	(172,137)	(67,139)	(83,081)	(26,265)	(54,783)	(3,923)	(30,267)	(38,673)
Transfers between subaccounts, net	(1,000,029)	1,370,902	98,554	63,638	91,012	(23,938)	174,574	(140,262)
Net increase (decrease) in net assets from contract owner transactions	(1,192,181)	1,316,332	8,165	34,334	38,550	(27,805)	148,081	(181,002)
Net increase (decrease) in net assets	(999,413)	1,151,641	56,502	62,606	83,170	(36,741)	209,815	(174,435)
Net assets at beginning of year	2,026,325	874,684	452,951	390,345	283,478	320,219	394,499	568,934
Net assets at end of year	$1,026,912	$2,026,325	$509,453	$452,951	$366,648	$283,478	$604,314	$394,499
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	PIMCO VIT CommodityRealReturn Strategy		PIMCO VIT Emerging Markets Bond		PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)		PIMCO VIT Low Duration
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,195	$29,215	$8,134	$11,167	$23,250	$20,194	$12,592	$12,059
Capital gains distributions	5,526	-	-	-	55,100	14,555	-	-
Realized capital gain (loss) on sales of fund shares	(17,579)	(2,718)	1,953	(239)	10,351	140	9,757	17,489
Change in unrealized appreciation/depreciation on investments during the year	14,381	(42,647)	19,992	(2,567)	58,484	50,213	32,334	(22,116)
Net increase (decrease) in net assets from operations	5,523	(16,150)	30,079	8,361	147,185	85,102	54,683	7,432

From contract owner transactions:
Variable annuity deposits	173	14,068	-	500	14,927	12,563	2,498	16,741
Contract owner maintenance charges	(1,327)	(1,640)	(2,125)	(6,049)	(12,459)	(19,677)	(8,766)	(22,511)
Terminations and withdrawals	(26,821)	(9,515)	(8,017)	(87,362)	(88,420)	(219,870)	(71,632)	(306,677)
Transfers between subaccounts, net	(4,195)	(73,629)	64,818	(96,223)	13,249	176,815	(66,210)	(264,827)
Net increase (decrease) in net assets from contract owner transactions	(32,170)	(70,716)	54,676	(189,134)	(72,703)	(50,169)	(144,110)	(577,274)
Net increase (decrease) in net assets	(26,647)	(86,866)	84,755	(180,773)	74,482	34,933	(89,427)	(569,842)
Net assets at beginning of year	191,664	278,530	165,449	346,222	1,505,124	1,470,191	1,081,756	1,651,598
Net assets at end of year	$165,017	$191,664	$250,204	$165,449	$1,579,606	$1,505,124	$992,329	$1,081,756
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	PIMCO VIT Real Return		Royce Micro-Cap		Western Asset Variable Global High Yield Bond
	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,179	$35,832	$(5,140)	$12,925	$19,815	$163,365
Capital gains distributions	128,662	80,325	14,582	-	-	-
Realized capital gain (loss) on sales of fund shares	102,943	80,460	4,503	23,382	85,465	76,935
Change in unrealized appreciation/depreciation on investments during the year	(41,355)	75,307	36,327	(143,113)	142,767	(162,179)
Net increase (decrease) in net assets from operations	198,429	271,924	50,272	(106,806)	248,047	78,121

From contract owner transactions:
Variable annuity deposits	96,630	19,118	2,886	4,687	449	4,618
Contract owner maintenance charges	(21,028)	(22,931)	(7,051)	(6,110)	(61,855)	(10,885)
Terminations and withdrawals	(141,787)	(160,641)	(102,379)	(43,973)	(1,235,527)	(88,161)
Transfers between subaccounts, net	(213,338)	35,477	11,997	(91,009)	(903,856)	914,629
Net increase (decrease) in net assets from contract owner transactions	(279,523)	(128,977)	(94,547)	(136,405)	(2,200,789)	820,201
Net increase (decrease) in net assets	(81,094)	142,947	(44,275)	(243,211)	(1,952,742)	898,322
Net assets at beginning of year	2,780,407	2,637,460	713,363	956,574	2,333,355	1,435,033
Net assets at end of year	$2,699,313	$2,780,407	$669,088	$713,363	$380,613	$2,333,355
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements

December 31, 2012

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account B - SecureDesigns Variable Annuity Account (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise the Account.  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Ultra	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus VIF International Value	Service	The Dreyfus Corporation	-
Franklin Income Securities	2	Franklin Advisers, Inc.	Templeton Investment Counsel LLC
Franklin Mutual Global Discovery Securities	2	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Ltd
Franklin Small Cap Value Securities	2	Franklin Advisory Services, LLC	-
Franklin Templeton VIP Founding Funds Allocation	4	Franklin Templeton Services, LLC	-
Guggenheim VT All Cap Value (1)	-	Guggenheim Investments	-
Guggenheim VT All-Asset Aggressive Strategy (1)	-	Guggenheim Investments	-
Guggenheim VT All-Asset Conservative Strategy (1)	-	Guggenheim Investments	-
Guggenheim VT All-Asset Moderate Strategy (1)	-	Guggenheim Investments	-
Guggenheim VT Alpha Opportunity (1)(5)	-	Guggenheim Investments	-
Guggenheim VT CLS AdvisorOne Amerigo (1)	-	Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2012

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VT CLS AdvisorOne Clermont (1)	-	Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Guggenheim VT Global Managed Futures Strategy (1)(3)	-	Guggenheim Investments	-
Guggenheim VT High Yield (1)	-	Guggenheim Investments	-
Guggenheim VT Large Cap Concentrated Growth (1)	-	Guggenheim Investments	-
Guggenheim VT Large Cap Core (1)	-	Guggenheim Investments	-
Guggenheim VT Large Cap Value (1)	-	Guggenheim Investments	-
Guggenheim VT Managed Asset Allocation (1)	-	Guggenheim Investments	-
Guggenheim VT Mid Cap Growth (1)	-	Guggenheim Investments	-
Guggenheim VT Mid Cap Value (1)	-	Guggenheim Investments	-
Guggenheim VT Money Market (1)	-	Guggenheim Investments	-
Guggenheim VT MSCI EAFE Equal Weight (1)	-	Guggenheim Investments	-
Guggenheim VT Multi-Hedge Strategies (1)	-	Guggenheim Investments	-
Guggenheim VT Small Cap Growth (1)	-	Guggenheim Investments	-
Guggenheim VT Small Cap Value (1)	-	Guggenheim Investments	-
Guggenheim VT U.S. Intermediate Bond (1)	-	Guggenheim Investments	-
Guggenheim VT U.S. Long Short Momentum (1)	-	Guggenheim Investments	-
Invesco V.I. Global Health Care	Series I	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco Van Kampen V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco Van Kampen V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco Van Kampen V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco Van Kampen V.I. Value Opportunities (2)	Series II	Invesco Advisers, Inc.	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-
Legg Mason ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2012

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Legg Mason ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
MFS VIT Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Co. Morgan Stanley Investment Management Ltd.
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Core Bond Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
Royce Micro-Cap	-	Royce & Associates, LLC	-
Western Asset Variable Global High Yield Bond (4)	Class II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Co. (Singapore) Western Asset Management Co.

(1)
Effective May 1, 2012, the SBL Fund and its respective series are marketed with the name “Guggenheim”, although SBL Fund’s legal name did not change.  In addition, certain of the Rydex Variable Trust series are marketed with the name Guggenheim.  These underlying funds were previously marketed as Rydex | SGI.

(2)	Prior to May 1, 2012, this subaccount was Invesco V.I. Basic Value.
(3)	Prior to October 29, 2012, this subaccount was Guggenheim VT Managed Futures Strategy
(4)	Prior to November 1, 2012, this subaccount was Legg Mason Western Asset Variable Global High Yield Bond.
(5)	This subaccount is no longer available for investment.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its member and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.

On April 27, 2012, as a result of a restructuring, the Invesco V.I. Capital Development fund that was previously offered is no longer available as an investment option to our Contract Owners. On this date, any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the Invesco Van Kampen V.I. Mid Cap Growth fund.

On July 13, 2012, as a result of a restructuring, the Guggenheim VT Alternative Strategies Allocation fund that was previously offered is no longer available as an investment option to our Contract Owners. On this date, any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the Guggenheim VT Multi-Hedge Strategies fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2012, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century VP Mid Cap Value	$ 13,584	$ 10,769
American Century VP Ultra	268,856	357,529
American Century VP Value	316,725	404,338
Dreyfus IP Technology Growth	139,477	149,537
Dreyfus VIF International Value	200,747	305,023
Franklin Income Securities	157,386	100,425
Franklin Mutual Global Discovery Securities	149,047	120,646
Franklin Small Cap Value Securities	20,915	63,872
Franklin Templeton VIP Founding Funds Allocation	47,688	2,904
Guggenheim VT All Cap Value	237,917	414,793
Guggenheim VT All-Asset Aggressive Strategy	4,578	93,127
Guggenheim VT All-Asset Conservative Strategy	72,355	51,034
Guggenheim VT All-Asset Moderate Strategy	66,295	150,469
Guggenheim VT Alpha Opportunity	-	126,792
Guggenheim VT CLS AdvisorOne Amerigo	150,023	297,050
Guggenheim VT CLS AdvisorOne Clermont	22,813	147,578
Guggenheim VT Global Managed Futures Strategy	3,940	11,133
Guggenheim VT High Yield	224,600	542,191
Guggenheim VT Large Cap Concentrated Growth	73,547	98,341
Guggenheim VT Large Cap Core	129,751	318,218
Guggenheim VT Large Cap Value	351,314	537,034
Guggenheim VT Managed Asset Allocation	43,987	192,575
Guggenheim VT Mid Cap Growth	65,346	186,209
Guggenheim VT Mid Cap Value	293,635	654,782
Guggenheim VT Money Market	959,777	1,952,838
Guggenheim VT MSCI EAFE Equal Weight	385,741	588,419
Guggenheim VT Multi-Hedge Strategies	28,903	199,622
Guggenheim VT Small Cap Growth	39,696	58,539

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VT Small Cap Value	$ 120,629	$ 350,996
Guggenheim VT U.S. Intermediate Bond	967,667	888,808
Guggenheim VT U.S. Long Short Momentum	2,630	35,754
Invesco V.I. Global Health Care	51,602	55,399
Invesco V.I. Global Real Estate	104,886	173,883
Invesco V.I. Government Securities	1,408,615	1,375,759
Invesco V.I. International Growth	262,900	402,298
Invesco V.I. Mid Cap Core Equity	2,067,476	1,045,662
Invesco Van Kampen V.I. Comstock	359,293	126,940
Invesco Van Kampen V.I. Equity and Income	302,953	340,642
Invesco Van Kampen V.I. Mid Cap Growth	272,240	303,732
Invesco Van Kampen V.I. Value Opportunities	46,166	70,448
Janus Aspen Enterprise	119,129	77,567
Janus Aspen Janus Portfolio	118,918	306,120
Legg Mason ClearBridge Variable Aggressive Growth	1,754,677	603,034
Legg Mason ClearBridge Variable Small Cap Growth	46,849	128,194
MFS VIT Research International	189,540	85,663
MFS VIT Total Return	1,044,456	1,059,389
MFS VIT Utilities	84,466	252,614
Morgan Stanley UIF Emerging Markets Equity	70,427	93,307
Neuberger Berman AMT Socially Responsive	310,024	1,514,972
Oppenheimer Core Bond Fund/VA	2,704,163	2,679,592
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	155,079	117,740
PIMCO VIT All Asset	363,639	191,303
PIMCO VIT CommodityRealReturn Strategy	65,570	89,023
PIMCO VIT Emerging Markets Bond	106,694	43,887
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	194,029	188,413
PIMCO VIT Low Duration	148,255	279,796
PIMCO VIT Real Return	792,511	935,250
Royce Micro-Cap	29,203	114,323
Western Asset Variable Global High Yield Bond	305,580	2,486,602

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

As of December 31, 2012, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Recently Adopted Accounting Standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011. The Account adopted the guidance as of January 1, 2012. The adoption of this guidance did not have a material impact on the financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•        Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•        Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•        Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2012, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2012.  The Account had no financial liabilities as of December 31, 2012.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

●
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

●
Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

●	Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC of up to 7% for units withdrawn in the first seven years of the contract.

●	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2012 and 2011, were as follows:

	2012			2011
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Century VP Mid Cap Value	931	(1,060)	(129)	8,390	(1,926)	6,464
American Century VP Ultra	24,463	(32,262)	(7,799)	27,287	(9,655)	17,632
American Century VP Value	25,727	(31,283)	(5,556)	22,855	(23,813)	(958)
Dreyfus IP Technology Growth	12,106	(13,125)	(1,019)	27,122	(55,722)	(28,600)
Dreyfus VIF International Value	25,845	(37,347)	(11,502)	32,867	(84,093)	(51,226)
Franklin Income Securities	14,831	(11,002)	3,829	25,986	(46,783)	(20,797)
Franklin Mutual Global Discovery Securities	14,324	(14,009)	315	19,650	(32,942)	(13,292)
Franklin Small Cap Value Securities	3,202	(7,478)	(4,276)	7,324	(19,761)	(12,437)
Franklin Templeton VIP Founding Funds Allocation	5,296	(293)	5,003	9,080	(8,245)	835
Guggenheim VT All Cap Value	25,581	(36,905)	(11,324)	49,461	(68,398)	(18,937)
Guggenheim VT All-Asset Aggressive Strategy	798	(10,864)	(10,066)	2,641	(2,097)	544
Guggenheim VT All-Asset Conservative Strategy	8,705	(5,665)	3,040	1,334	(10,503)	(9,169)
Guggenheim VT All-Asset Moderate Strategy	8,702	(17,438)	(8,736)	4,505	(2,787)	1,718
Guggenheim VT Alpha Opportunity	950	(7,982)	(7,032)	1,083	(1,287)	(204)
Guggenheim VT CLS AdvisorOne Amerigo	10,405	(30,632)	(20,227)	13,049	(46,172)	(33,123)
Guggenheim VT CLS AdvisorOne Clermont	4,222	(15,571)	(11,349)	27,323	(6,474)	20,849
Guggenheim VT Global Managed Futures Strategy	739	(1,768)	(1,029)	1,980	(296)	1,684
Guggenheim VT High Yield	12,843	(19,863)	(7,020)	29,544	(29,164)	380
Guggenheim VT Large Cap Concentrated Growth	17,673	(17,415)	258	6,229	(9,475)	(3,246)
Guggenheim VT Large Cap Core	25,735	(57,296)	(31,561)	110,365	(129,231)	(18,866)
Guggenheim VT Large Cap Value	53,076	(70,875)	(17,799)	56,069	(65,431)	(9,362)
Guggenheim VT Managed Asset Allocation	6,609	(18,836)	(12,227)	9,010	(14,880)	(5,870)
Guggenheim VT Mid Cap Growth	11,329	(23,598)	(12,269)	20,392	(29,842)	(9,450)
Guggenheim VT Mid Cap Value	17,138	(28,729)	(11,591)	21,131	(47,380)	(26,249)
Guggenheim VT Money Market	138,785	(251,061)	(112,276)	845,825	(872,884)	(27,059)
Guggenheim VT MSCI EAFE Equal Weight	59,587	(76,436)	(16,849)	50,117	(70,098)	(19,981)

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2012			2011
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Guggenheim VT Multi-Hedge Strategies	4,835	(27,702)	(22,867)	25,927	(40,951)	(15,024)
Guggenheim VT Small Cap Growth	7,789	(10,294)	(2,505)	13,109	(31,620)	(18,511)
Guggenheim VT Small Cap Value	5,873	(14,033)	(8,160)	19,141	(26,573)	(7,432)
Guggenheim VT U.S. Intermediate Bond	109,487	(98,151)	11,336	98,241	(122,969)	(24,728)
Guggenheim VT U.S. Long Short Momentum	988	(2,870)	(1,882)	1,767	(4,903)	(3,136)
Invesco V.I. Global Health Care	4,276	(4,454)	(178)	2,990	(3,752)	(762)
Invesco V.I. Global Real Estate	7,106	(10,318)	(3,212)	16,114	(21,906)	(5,792)
Invesco V.I. Government Securities	141,599	(136,892)	4,707	353,046	(310,075)	42,971
Invesco V.I. International Growth	24,648	(33,379)	(8,731)	78,052	(81,335)	(3,283)
Invesco V.I. Mid Cap Core Equity	151,161	(74,690)	76,471	86,313	(50,655)	35,658
Invesco Van Kampen V.I. Comstock	39,088	(14,374)	24,714	8,702	(7,886)	816
Invesco Van Kampen V.I. Equity and Income	31,515	(33,631)	(2,116)	30,203	(25,533)	4,670
Invesco Van Kampen V.I. Mid Cap Growth	31,377	(34,112)	(2,735)	6,564	(5,642)	922
Invesco Van Kampen V.I. Value Opportunities	5,195	(6,745)	(1,550)	2,612	(2,061)	551
Janus Aspen Enterprise	12,247	(7,666)	4,581	19,798	(33,060)	(13,262)
Janus Aspen Janus Portfolio	19,414	(41,717)	(22,303)	27,284	(41,586)	(14,302)
Legg Mason ClearBridge Variable Aggressive Growth	176,703	(63,237)	113,466	86,121	(159,876)	(73,755)
Legg Mason ClearBridge Variable Small Cap Growth	4,315	(11,927)	(7,612)	14,991	(17,888)	(2,897)
MFS VIT Research International	22,428	(10,365)	12,063	50,378	(89,928)	(39,550)
MFS VIT Total Return	113,152	(110,493)	2,659	94,006	(94,033)	(27)
MFS VIT Utilities	4,418	(18,530)	(14,112)	30,250	(25,889)	4,361
Morgan Stanley UIF Emerging Markets Equity	8,677	(11,334)	(2,657)	28,146	(78,420)	(50,274)
Neuberger Berman AMT Socially Responsive	25,610	(103,250)	(77,640)	168,968	(80,653)	88,315
Oppenheimer Core Bond Fund/VA	375,263	(371,323)	3,940	22,715	(15,828)	6,887
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	9,797	(7,156)	2,641	1,417	(2,578)	(1,161)
PIMCO VIT All Asset	26,347	(14,403)	11,944	13,459	(26,412)	(12,953)

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2012			2011
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

PIMCO VIT CommodityRealReturn Strategy	6,346	(9,398)	(3,052)	25,398	(31,314)	(5,916)
PIMCO VIT Emerging Markets Bond	8,371	(3,527)	4,844	12,206	(28,783)	(16,577)
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	17,089	(19,376)	(2,287)	52,647	(53,241)	(594)
PIMCO VIT Low Duration	17,210	(28,002)	(10,792)	42,774	(95,197)	(52,423)
PIMCO VIT Real Return	58,143	(74,207)	(16,064)	82,035	(86,481)	(4,446)
Royce Micro-Cap	4,238	(11,388)	(7,150)	12,212	(22,390)	(10,178)
Western Asset Variable Global High Yield Bond	31,080	(230,303)	(199,223)	237,344	(144,351)	92,993

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2012, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

Subaccount	2012	2011	2010	2009	2008
American Century VP Mid Cap Value
Units	12,110	12,239	5,775	4,325	3,149
Unit value	$9.76	$8.72	$9.13	$7.97	$6.37
Net assets	$118,189	$106,713	$52,720	$34,453	$20,061
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.91%	0.94%	2.17%	3.26%	0.07%
Total return***	11.93%	(4.49)%	14.55%	25.12%	(27.28)%

American Century VP Ultra
Units	27,814	35,613	17,981	26,092	31,464
Unit value	$11.34	$10.35	$10.65	$9.55	$7.37
Net assets	$315,182	$368,372	$191,434	$249,084	$231,850
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	0.37%	0.19%	- %
Total return***	9.57%	(2.82)%	11.52%	29.58%	(43.78)%

American Century VP Value
Units	56,575	62,131	63,089	57,872	56,273
Unit value	$13.47	$12.20	$12.56	$11.54	$10.01
Net assets	$761,780	$758,136	$792,369	$667,581	$562,933
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.76%	1.75%	1.98%	5.07%	2.29%
Total return***	10.41%	(2.87)%	8.84%	15.28%	(29.46)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Dreyfus IP Technology Growth
Units	3,659	4,678	33,278	7,957	5,982
Unit value	$11.76	$10.59	$11.95	$9.57	$6.33
Net assets	$42,849	$49,350	$397,676	$76,143	$37,825
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	0.16%	- %
Total return***	11.05%	(11.38)%	24.87%	51.18%	(43.38)%

Dreyfus VIF International Value
Units	27,854	39,356	90,582	87,866	69,360
Unit value	$9.21	$8.50	$10.86	$10.82	$8.60
Net assets	$256,471	$334,634	$984,202	$951,021	$596,453
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	3.56%	2.70%	1.26%	2.86%	2.50%
Total return***	8.35%	(21.73)%	0.37%	25.81%	(39.78)%

Franklin Income Securities
Units	89,716	85,887	106,684	70,459	64,115
Unit value	$9.81	$9.04	$9.17	$8.45	$6.47
Net assets	$880,963	$777,281	$978,804	$595,868	$415,114
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	6.06%	5.94%	6.37%	7.98%	4.83%
Total return***	8.52%	(1.42)%	8.52%	30.60%	(32.25)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Franklin Mutual Global Discovery Securities
Units	68,284	67,969	81,261	72,035	82,757
Unit value	$9.00	$8.25	$8.82	$8.18	$6.89
Net assets	$615,284	$560,948	$717,369	$589,747	$570,341
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	2.59%	2.10%	1.15%	1.10%	1.33%
Total return***	9.09%	(6.46)%	7.82%	18.72%	(31.10)%

Franklin Small Cap Value Securities
Units	25,790	30,066	42,503	22,995	14,569
Unit value	$9.21	$8.08	$8.72	$7.06	$5.67
Net assets	$237,788	$243,062	$370,574	$162,422	$82,676
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.72%	0.53%	0.54%	2.16%	4.87%
Total return***	13.99%	(7.34)%	23.51%	24.51%	(35.49)%

Franklin Templeton VIP Founding Funds Allocation (2)
Units	10,195	5,192	4,357	4,241	1,476
Unit value	$9.09	$8.19	$8.65	$8.14	$6.50
Net assets	$92,607	$42,498	$37,673	$34,532	$9,592
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.79%	0.04%	2.11%	3.60%	5.91%
Total return***	10.99%	(5.32)%	6.27%	25.23%	(35.00)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT All Cap Value
Units	86,220	97,544	116,481	98,458	122,982
Unit value	$11.94	$10.73	$11.65	$10.37	$8.09
Net assets	$1,028,472	$1,046,123	$1,355,943	$1,020,273	$994,907
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	11.28%	(7.90)%	12.34%	28.18%	(40.73)%

Guggenheim VT All-Asset Aggressive Strategy
Units	11,878	21,944	21,400	17,215	13,512
Unit value	$8.76	$8.08	$8.76	$8.10	$7.10
Net assets	$104,075	$177,233	$187,483	$139,377	$95,935
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.06%	1.08%	0.75%	- %	0.62%
Total return***	8.42%	(7.76)%	8.15%	14.08%	(27.85)%

Guggenheim VT All-Asset Conservative Strategy
Units	31,445	28,405	37,574	27,841	26,895
Unit value	$8.81	$8.49	$8.93	$8.64	$8.53
Net assets	$277,130	$241,314	$335,761	$240,519	$229,602
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.49%	0.32%	2.87%	- %	5.40%
Total return***	3.77%	(4.93)%	3.36%	1.29%	(14.19)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT All-Asset Moderate Strategy
Units	43,755	52,491	50,773	46,842	60,888
Unit value	$8.68	$8.19	$8.74	$8.42	$7.82
Net assets	$379,680	$429,827	$444,097	$394,370	$476,109
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.53%	0.42%	1.88%	- %	2.00%
Total return***	5.98%	(6.29)%	3.80%	7.67%	(20.61)%

Guggenheim VT Alpha Opportunity
Units	29,205	36,237	36,441	37,190	41,408
Unit value	$15.72	$14.40	$14.68	$12.63	$10.09
Net assets	$459,136	$521,601	$535,094	$469,530	$417,808
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	9.17%	(1.91)%	16.23%	25.17%	(36.94)%

Guggenheim VT CLS AdvisorOne Amerigo
Units	234,897	255,124	288,247	313,161	356,472
Unit value	$9.19	$8.39	$9.40	$8.47	$6.31
Net assets	$2,159,420	$2,141,477	$2,709,662	$2,654,397	$2,250,212
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	0.09%	0.56%	0.46%
Total return***	9.54%	(10.74)%	10.98%	34.23%	(45.18)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT CLS AdvisorOne Clermont
Units	107,256	118,605	97,756	105,797	82,118
Unit value	$9.15	$8.58	$8.93	$8.35	$7.08
Net assets	$981,662	$1,017,294	$872,934	$883,781	$581,025
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.61%	1.97%	1.73%	2.42%	1.25%
Total return***	6.64%	(3.92)%	6.95%	17.94%	(32.57)%

Guggenheim VT Global Managed Futures Strategy (1)
Units	3,435	4,464	2,780	2,648	13,637
Unit value	$6.19	$7.23	$8.22	$8.85	$9.57
Net assets	$21,179	$32,215	$22,765	$23,344	$130,435
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(14.38)%	(12.04)%	(7.12)%	(7.52)%	(4.30)%

Guggenheim VT High Yield
Units	88,635	95,655	95,275	115,442	90,954
Unit value	$31.38	$28.37	$29.46	$26.50	$15.93
Net assets	$2,782,232	$2,713,828	$2,807,569	$3,059,679	$1,448,742
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	10.61%	(3.70)%	11.17%	66.35%	(32.53)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT Large Cap Concentrated Growth
Units	126,716	126,458	129,704	180,386	56,219
Unit value	$5.57	$5.22	$5.67	$5.05	$3.93
Net assets	$705,396	$660,219	$734,848	$909,752	$220,899
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	6.70%	(7.94)%	12.28%	28.50%	(39.35)%

Guggenheim VT Large Cap Core
Units	65,277	96,838	115,704	10,047	10,376
Unit value	$5.58	$5.12	$5.54	$4.94	$3.95
Net assets	$364,352	$496,292	$641,307	$49,635	$40,994
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	8.98%	(7.58)%	12.15%	25.06%	(39.69)%

Guggenheim VT Large Cap Value
Units	69,135	86,934	96,296	122,120	130,020
Unit value	$9.44	$8.48	$9.16	$8.18	$6.72
Net assets	$652,566	$736,906	$881,585	$999,380	$873,644
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	11.32%	(7.42)%	11.98%	21.73%	(39.46)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT Managed Asset Allocation
Units	55,891	68,118	73,988	74,942	72,624
Unit value	$10.25	$9.40	$9.69	$9.10	$7.52
Net assets	$572,955	$640,002	$717,038	$682,028	$546,207
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	9.04%	(2.99)%	6.48%	21.01%	(29.85)%

Guggenheim VT Mid Cap Growth
Units	72,240	84,509	93,959	89,006	81,452
Unit value	$8.08	$7.24	$7.86	$6.57	$4.74
Net assets	$583,162	$611,731	$738,141	$584,610	$386,049
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	11.60%	(7.89)%	19.63%	38.61%	(42.12)%

Guggenheim VT Mid Cap Value
Units	89,242	100,833	127,082	164,217	102,989
Unit value	$24.16	$21.42	$24.04	$21.18	$15.28
Net assets	$2,154,547	$2,158,233	$3,053,102	$3,477,359	$1,573,492
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	12.79%	(10.90)%	13.50%	38.61%	(31.08)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT Money Market
Units	302,478	414,754	441,813	682,115	612,095
Unit value	$7.73	$8.07	$8.42	$8.78	$9.15
Net assets	$2,341,354	$3,348,875	$3,720,094	$5,989,212	$5,600,941
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(4.21)%	(4.16)%	(4.10)%	(4.04)%	(1.61)%

Guggenheim VT MSCI EAFE Equal Weight
Units	178,913	195,762	215,743	237,636	203,408
Unit value	$8.31	$7.40	$9.13	$8.19	$7.10
Net assets	$1,486,960	$1,449,133	$1,969,134	$1,946,472	$1,444,837
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	12.30%	(18.95)%	11.48%	15.35%	(40.69)%

Guggenheim VT Multi-Hedge Strategies
Units	24,439	47,306	62,330	131,239	2,633
Unit value	$7.12	$7.23	$7.27	$7.10	$7.63
Net assets	$174,144	$342,258	$452,868	$932,448	$20,082
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.39%	- %	- %	2.14%	1.13%
Total return***	(1.52)%	(0.55)%	2.39%	(6.95)%	(21.66)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT Small Cap Growth
Units	25,072	27,577	46,088	32,880	28,287
Unit value	$5.83	$5.43	$5.75	$4.59	$3.52
Net assets	$146,301	$149,710	$264,822	$150,804	$99,648
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	7.37%	(5.57)%	25.27%	30.40%	(49.21)%

Guggenheim VT Small Cap Value
Units	19,166	27,326	34,758	36,915	25,757
Unit value	$26.23	$22.79	$24.80	$21.12	$14.06
Net assets	$502,692	$622,667	$862,011	$779,768	$362,245
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	15.09%	(8.10)%	17.42%	50.21%	(40.85)%

Guggenheim VT U.S. Intermediate Bond
Units	125,256	113,920	138,648	111,345	69,360
Unit value	$10.73	$10.53	$10.39	$10.17	$9.74
Net assets	$1,344,342	$1,199,253	$1,440,834	$1,132,882	$675,753
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	1.90%	1.35%	2.16%	4.41%	(12.09)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT U.S. Long Short Momentum
Units	18,711	20,593	23,729	27,214	26,693
Unit value	$12.31	$12.24	$13.60	$12.69	$10.35
Net assets	$230,273	$251,975	$322,624	$345,424	$276,359
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	0.09%	- %
Total return***	0.57%	(10.00)%	7.17%	22.61%	(42.91)%

Invesco V.I. Global Health Care
Units	6,307	6,485	7,247	5,664	5,336
Unit value	$13.71	$11.78	$11.76	$11.60	$9.43
Net assets	$86,425	$76,328	$85,202	$65,660	$50,315
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	0.36%	- %
Total return***	16.38%	0.17%	1.38%	23.01%	(31.27)%

Invesco V.I. Global Real Estate
Units	25,977	29,189	34,981	34,159	44,774
Unit value	$19.69	$15.96	$17.72	$15.65	$12.35
Net assets	$511,380	$465,699	$619,712	$534,600	$553,098
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.52%	3.54%	4.77%	- %	8.62%
Total return***	23.37%	(9.93)%	13.23%	26.72%	(46.70)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Invesco V.I. Government Securities
Units	227,518	222,811	179,840	188,666	150,854
Unit value	$10.15	$10.31	$9.94	$9.84	$10.13
Net assets	$2,310,387	$2,298,168	$1,787,475	$1,856,202	$1,527,970
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	3.03%	4.01%	0.22%	5.97%	5.43%
Total return***	(1.55)%	3.72%	1.02%	(2.86)%	(2.22)%

Invesco V.I. International Growth
Units	68,024	76,755	80,038	86,603	66,553
Unit value	$14.34	$12.92	$14.42	$13.30	$10.23
Net assets	$975,450	$991,559	$1,154,104	$1,151,450	$680,850
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.23%	1.38%	1.08%	1.40%	0.75%
Total return***	10.99%	(10.40)%	8.42%	30.01%	(42.75)%

Invesco V.I. Mid Cap Core Equity
Units	156,012	79,541	43,883	24,598	12,856
Unit value	$14.09	$13.22	$14.68	$13.40	$10.71
Net assets	$2,198,282	$1,051,787	$644,283	$329,556	$137,719
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	0.02%	0.13%	1.73%	1.79%
Total return***	6.58%	(9.95)%	9.55%	25.12%	(31.30)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Invesco Van Kampen V.I. Comstock
Units	40,554	15,840	15,024	13,548	15,672
Unit value	$9.47	$8.27	$8.77	$7.87	$6.36
Net assets	$383,986	$130,946	$131,723	$106,587	$99,701
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.46%	1.55%	0.12%	4.11%	2.17%
Total return***	14.51%	(5.70)%	11.44%	23.74%	(38.19)%

Invesco Van Kampen V.I. Equity and Income
Units	59,317	61,433	56,763	62,292	34,264
Unit value	$10.42	$9.62	$10.12	$9.38	$7.95
Net assets	$617,958	$591,269	$574,697	$584,433	$272,481
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.97%	1.96%	2.07%	3.16%	2.01%
Total return***	8.32%	(4.94)%	7.89%	17.99%	(25.52)%

Invesco Van Kampen V.I. Mid Cap Growth
Units	27,199	29,934	29,012	30,352	53,052
Unit value	$8.58	$7.96	$8.93	$7.82	$5.72
Net assets	$233,554	$238,461	$259,053	$237,492	$303,498
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	7.79%	(10.86)%	14.19%	36.71%	(49.07)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Invesco Van Kampen V.I. Value Opportunities
Units	30,175	31,725	31,174	36,009	32,068
Unit value	$10.53	$9.30	$9.99	$9.70	$6.82
Net assets	$317,827	$294,901	$311,410	$349,190	$218,533
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.32%	0.63%	0.32%	1.25%	0.55%
Total return***	13.23%	(6.91)%	2.99%	42.23%	(53.64)%

Janus Aspen Enterprise
Units	19,636	15,055	28,317	20,293	16,335
Unit value	$10.40	$9.23	$9.74	$8.06	$5.79
Net assets	$203,976	$138,801	$275,664	$163,398	$94,523
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	0.02%
Total return***	12.68%	(5.24)%	20.84%	39.21%	(45.94)%

Janus Aspen Janus Portfolio
Units	9,449	31,752	46,054	44,680	57,491
Unit value	$8.90	$7.81	$8.59	$7.80	$5.96
Net assets	$84,228	$248,167	$394,384	$347,991	$341,928
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.63%	0.42%	0.33%	0.34%	1.33%
Total return***	13.96%	(9.08)%	10.13%	30.87%	(42.02)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Legg Mason ClearBridge Variable Aggressive Growth
Units	208,728	95,262	169,017	115,391	136,580
Unit value	$10.02	$8.78	$8.92	$7.43	$5.75
Net assets	$2,091,001	$836,451	$1,507,893	$856,943	$784,756
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.23%	- %	- %	- %	- %
Total return***	14.12%	(1.57)%	20.05%	29.22%	(42.73)%

Legg Mason ClearBridge Variable Small Cap Growth
Units	1,910	9,522	12,419	8,853	13,379
Unit value	$11.22	$9.75	$9.98	$8.28	$6.02
Net assets	$21,340	$92,774	$123,940	$73,270	$80,532
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.13%	- %	- %	- %	- %
Total return***	15.08%	(2.30)%	20.53%	37.54%	(42.88)%

MFS VIT Research International
Units	55,683	43,620	83,170	42,350	64,112
Unit value	$8.74	$7.80	$9.10	$8.55	$6.80
Net assets	$486,543	$339,892	$756,743	$361,992	$435,931
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.55%	0.80%	0.86%	1.30%	0.43%
Total return***	12.05%	(14.29)%	6.43%	25.74%	(44.63)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
MFS VIT Total Return
Units	257,674	255,015	255,042	279,118	162,084
Unit value	$9.97	$9.34	$9.54	$9.04	$7.97
Net assets	$2,570,682	$2,381,106	$2,433,513	$2,522,123	$1,291,708
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	2.81%	2.61%	2.70%	2.64%	2.40%
Total return***	6.75%	(2.10)%	5.53%	13.43%	(25.16)%

MFS VIT Utilities
Units	63,598	77,710	73,349	76,113	76,260
Unit value	$14.21	$13.03	$12.70	$11.61	$9.07
Net assets	$903,627	$1,012,556	$931,603	$884,145	$692,075
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	6.30%	3.56%	2.85%	4.50%	1.41%
Total return***	9.06%	2.60%	9.39%	28.00%	(40.13)%

Morgan Stanley UIF Emerging Markets Equity
Units	6,687	9,344	59,618	30,837	24,235
Unit value	$9.02	$7.81	$9.92	$8.66	$5.28
Net assets	$60,178	$72,916	$591,460	$267,067	$128,089
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	0.74%	0.30%	- %	- %
Total return***	15.49%	(21.27)%	14.55%	64.02%	(58.36)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Neuberger Berman AMT Socially Responsive
Units	70,225	147,865	59,550	37,466	33,971
Unit value	$14.61	$13.70	$14.69	$12.42	$9.82
Net assets	$1,026,912	$2,026,325	$874,684	$465,378	$333,657
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.09%	0.35%	0.02%	1.89%	2.34%
Total return***	6.64%	(6.74)%	18.28%	26.48%	(41.65)%

Oppenheimer Core Bond Fund/VA
Units	70,127	66,187	59,300	69,732	158,626
Unit value	$7.27	$6.85	$6.59	$6.15	$5.86
Net assets	$509,453	$452,951	$390,345	$428,386	$928,707
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	4.63%	5.17%	2.04%	- %	3.32%
Total return***	6.13%	3.95%	7.15%	4.95%	(41.28)%

Oppenheimer Main Street Small- & Mid-Cap Fund/VA
Units	21,331	18,690	19,851	19,740	19,391
Unit value	$17.19	$15.17	$16.13	$13.61	$10.32
Net assets	$366,648	$283,478	$320,219	$268,629	$200,170
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.30%	0.42%	0.39%	0.60%	0.29%
Total return***	13.32%	(5.95)%	18.52%	31.88%	(40.28)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
PIMCO VIT All Asset
Units	43,086	31,142	44,095	41,997	34,076
Unit value	$14.04	$12.68	$12.91	$11.85	$10.12
Net assets	$604,314	$394,499	$568,934	$497,567	$344,796
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	5.57%	6.69%	6.97%	7.79%	8.54%
Total return***	10.73%	(1.78)%	8.95%	17.09%	(18.98)%

PIMCO VIT CommodityRealReturn Strategy
Units	17,055	20,107	26,023	25,952	26,263
Unit value	$9.67	$9.53	$10.70	$8.92	$6.54
Net assets	$165,017	$191,664	$278,530	$231,593	$171,900
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	2.50%	13.16%	10.66%	5.99%	8.02%
Total return***	1.47%	(10.93)%	19.96%	36.39%	(45.91)%

PIMCO VIT Emerging Markets Bond
Units	19,364	14,520	31,097	2,411	20,389
Unit value	$12.91	$11.39	$11.13	$10.32	$8.21
Net assets	$250,204	$165,449	$346,222	$24,948	$167,488
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	4.64%	5.10%	6.12%	3.03%	3.72%
Total return***	13.35%	2.34%	7.85%	25.70%	(17.82)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
Units	132,284	134,571	135,165	114,324	69,591
Unit value	$11.94	$11.18	$10.88	$10.41	$9.35
Net assets	$1,579,606	$1,505,124	$1,470,191	$1,189,988	$650,660
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	2.26%	2.11%	1.97%	3.42%	3.33%
Total return***	6.80%	2.76%	4.51%	11.34%	(5.94)%

PIMCO VIT Low Duration
Units	96,917	107,709	160,132	133,536	52,930
Unit value	$10.24	$10.04	$10.31	$10.17	$9.32
Net assets	$992,329	$1,081,756	$1,651,598	$1,358,042	$493,169
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	2.01%	1.59%	1.71%	3.58%	4.20%
Total return***	1.99%	(2.62)%	1.38%	9.12%	(4.12)%

PIMCO VIT Real Return
Units	203,273	219,337	223,783	283,822	179,856
Unit value	$13.28	$12.67	$11.78	$11.32	$9.93
Net assets	$2,699,313	$2,780,407	$2,637,460	$3,212,807	$1,786,051
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.01%	2.09%	1.55%	3.76%	4.06%
Total return***	4.81%	7.56%	4.06%	14.00%	(10.46)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Royce Micro-Cap
Units	68,112	75,262	85,440	80,707	89,509
Unit value	$9.83	$9.48	$11.20	$8.95	$5.88
Net assets	$669,088	$713,363	$956,574	$721,789	$525,924
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	2.29%	1.95%	- %	4.79%
Total return***	3.69%	(15.36)%	25.14%	52.21%	(45.30)%

Western Asset Variable Global High Yield Bond
Units	33,343	232,566	139,573	12,620	2,835
Unit value	$11.41	$10.03	$10.29	$9.31	$6.24
Net assets	$380,613	$2,333,355	$1,435,033	$117,489	$17,710
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	2.17%	9.06%	14.45%	14.36%	22.95%
Total return***	13.76%	(2.53)%	10.53%	49.20%	(33.48)%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***For periods shorter than a year, total return is not annualized.  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(1) For the period from November 17, 2008 (inception date) to December 31, 2008.
(2) For the period from May 1, 2008 (inception date) to December 31, 2008.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

Financial Statements
First Security Benefit Life Insurance and Annuity
Company of New York (An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)
Years Ended December 31, 2012 and 2011, and Periods
From July 31, 2010 Through December 31, 2010, and January 1, 2010 Through July 30, 2010
With Report of Independent Registered Public
Accounting Firm

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Financial Statements

Years Ended December 31, 2012 and 2011, and Periods From July 31, 2010 Through December 31, 2010, and January 1, 2010 Through July 30, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance
and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, as of December 31, 2012 and 2011, and the related statements of operations and comprehensive income, changes in stockholder’s equity, and cash flows for the years ended December 31, 2012 and 2011, and for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2012 and 2011, and the results of its operations and its cash flows for the years ended December 31, 2012 and 2011 and for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, effective January 1, 2012 and prospectively applied, the Company changed its method of accounting for deferred policy acquisition costs. Also, as discussed in Note 1 to the financial statements, effective July 31, 2010, in response to the acquisition of the Company’s indirect parent, the Company adjusted its historical accounting basis to reflect the change in control.

ERNST & YOUNG LLP
Kansas City, Missouri
April 11, 2013

1

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Balance Sheets

	December 31
	2012	2011
	Successor	Successor
	(In Thousands)
Assets
Investments:
Securities available for sale:
Bonds	$10,734	$18,204
Securities trading:
Bonds	97,093	–
Equities	1,213	–
Policy loans	68	90
Cash and cash equivalents	137,368	3,120
Total investments	246,476	21,414
Accrued investment income	899	74
Income taxes receivable	498	207
Deferred income tax asset	737	–
Due from affiliates	1,584	22
Reinsurance recoverable	154,404	999
Deferred policy acquisition costs	3,086	124
Value of business acquired	4,346	5,188
Intangible assets	50	50
Other assets	114	47
Separate account assets	136,033	137,203
Total assets	$548,227	$165,328

See accompanying notes.

2

	December 31
	2012	2011
	Successor	Successor
	(In Thousands)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$236,817	$14,797
Funds withheld	159,030	–
Deferred income tax liability	–	53
Other liabilities	2,432	395
Separate account liabilities	136,033	137,203
Total liabilities	534,312	152,448
Stockholder’s equity:
Common stock ($10 par value; 200,000 non-convertible shares authorized, issued, and outstanding)	2,000	2,000
Additional paid-in capital	9,547	9,547
Accumulated other comprehensive income	139	115
Retained earnings	2,229	1,218
Total stockholder’s equity	13,915	12,880

Total liabilities and stockholder’s equity	$548,227	$165,328

See accompanying notes.

3

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Operations

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Revenues:
Asset-based fees	$2,726	$3,262	$1,446	$2,051
Net investment income	444	356	113	344
Net realized/unrealized gains	18	–	–	–
Other revenues	67	–	–	–
Total revenues	3,255	3,618	1,559	2,395
Benefits and expenses:
Interest credited to annuity account balances	592	446	179	243
Other benefits	38	69	54	163
Commissions and other operating expenses	1,119	1,089	432	1,227
Amortization of deferred policy acquisition costs and value of business acquired	722	827	284	585
Total benefits and expenses	2,471	2,431	949	2,218
Income before income tax expense	784	1,187	610	177
Income tax (benefit) expense	(227)	359	220	105
Net income	$1,011	$828	$390	$72

See accompanying notes.

4

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Comprehensive Income

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Net income	$1,011	$828	$390	$72
Other comprehensive income, net
Net unrealized and realized gains (losses) on available-for-sale securities	95	196	(38)	188
Net effect of unrealized gains (losses) on:
Deferred policy acquisition costs and value of business acquired	(85)	(48)	5	(136)
Policy reserves and annuity account values	14	–	–	–
Other comprehensive income (loss)	24	148	(33)	52
Comprehensive income	$1,035	$976	$357	$124

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Changes in Stockholder’s Equity

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity
	(In Thousands)
Predecessor
Balance at January 1, 2010	$2,000	$8,600	$85	$3,373	$14,058
Net income	–	–	–	72	72
Other comprehensive income	–	–	52	–	52
Balance at July 30, 2010	2,000	8,600	137	3,445	14,182
Successor
Adjustments related to push down of purchase price resulting from change in control	–	947	(137)	(3,445)	(2,635)
Balance at July 31, 2010	2,000	9,547	–	–	11,547
Net income	–	–	–	390	390
Other comprehensive loss	–	–	(33)	–	(33)
Balance at December 31, 2010	2,000	9,547	(33)	390	11,904
Net income	–	–	–	828	828
Other comprehensive income	–	–	148	–	148
Balance at December 31, 2011	2,000	9,547	115	1,218	12,880
Net income	–	–	–	1,011	1,011
Other comprehensive income	–	–	24	–	24
Balance at December 31, 2012	$2,000	$9,547	$139	$2,229	$13,915

See accompanying notes.

6

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Cash Flows

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Operating activities
Net income	$1,011	$828	$390	$72
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Interest credited to annuity account balances	592	446	179	243
Policy acquisition costs deferred	(2,983)	(137)	(39)	(239)
Amortization of deferred policy acquisition costs	(100)	17	1	585
Sales inducement costs deferred	–	–	–	(81)
Amortization of sales inducement costs	–	–	–	589
Amortization of value of business acquired	822	810	283	–
Amortization of investment premiums and discounts	(19)	–	–	–
Deferred income taxes	(817)	392	71	80
Net purchases of securities, trading	(91,983)	–	–	–
Net realized/unrealized gains	(1,128)	–	–	–
Other changes in operating assets and liabilities	(750)	47	(325)	1,304
Funds withheld	153,986	–	–	–
Net cash and cash equivalents provided by operating activities	58,631	2,403	560	2,553

Investing activities
Sales, maturities, or repayments of bonds available for sale	8,934	2,94	1,696	2,106
Acquisitions of bonds available for sale	(1,499)	(9,151)	–	(4,459)
Net decrease in policy loans	22	35	12	20
Net cash and cash equivalents provided by (used in) investing activities	7,457	(6,167)	1,708	(2,333)
Financing activities
Deposits to annuity account balances	69,242	2,099	24	31
Withdrawals from annuity account balances	(1,082)	(1,776)	50	(278)
Net cash and cash equivalents provided by (used in) financing activities	68,160	323	74	(247)
Increase (decrease) in cash and cash equivalents	134,248	(3,441)	2,342	(27)
Cash and cash equivalents at beginning of year	3,120	6,561	4,219	4,246
Cash and cash equivalents at end of year	$137,368	$3,120	$6,561	$4,219

Supplemental disclosures of cash flow information
Cash paid (received) during the year for:
Income taxes	$88	$31	$255	$(30)

Supplemental disclosures of non-cash information
During the period ended December 31, 2012, the Company recognized an embedded derivative in the funds withheld liability of $4,971,000, which is equal to the value of the unrealized gains or losses on the segregated assets supporting the liability (See Notes 2 and 11).

See accompanying notes.
7

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements

December 31, 2012

1.  Nature of Operations and Significant Accounting Policies

Organization and Operations

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company’s business activities are concentrated in the sale of fixed annuity products and variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation (SBC), which is a wholly owned subsidiary of Guggenheim SBC Holdings, LLC (GSBCH). Formerly, SBC was a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

On February 15, 2010, SBMHC entered into a purchase and sale agreement with GSBCH to sell all of the outstanding capital stock of SBC. Effective July 30, 2010, SBC was sold to GSBCH, referred to herein as the “Transaction.” Subsequent to the Transaction, SBMHC was demutualized and then dissolved.

Basis of Presentation

The financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company’s assets and liabilities and are labeled “Predecessor.” The statements subsequent to the Transaction are labeled “Successor” and reflect adjusting the Company’s historical accounting basis to reflect the change in control based upon the allocated purchase price by SBC at the Transaction date in the financial statements.

Use of Estimates

The preparation of financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments, amortization of deferred policy acquisition costs and the value of business acquired, calculation of liabilities for future policy benefits, and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its financial statements are reasonable and prudent. However, actual results could differ from those estimates.

8

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

1. Nature of Operations and Significant Accounting Policies (continued)

Recently Adopted Accounting Pronouncements

On January 1, 2011, the Company adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2010-06, Improving Disclosures about Fair Value. ASU 2010-06 requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. The adoption of ASU 2010-06 did not have a material impact on the financial statements.

On January 1, 2011, the Company adopted ASU 2010-15, How Investments Held Through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. ASU 2010-15 clarifies investments held within the separate accounts of an insurance entity should not be combined with the insurer’s general account interest in the same investments when determining whether consolidation is required, unless the separate account interests are held for the benefit of a related party. The adoption of ASU 2010-15 did not have a material impact on the financial statements.

On January 1, 2012, the Company adopted on a prospective basis ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. ASU 2010-26 clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred which result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized. Incremental costs related to unsuccessful attempts to acquire insurance contracts must be expensed as incurred. The required disclosures are provided in Note 4.

9

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. The required disclosures are provided in Note 10.

In 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The Company adopted this guidance through two separate but consecutive statements in the financial statements.

In 2012, the Company adopted ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05, authoritative guidance to defer certain provisions included in ASU 2011-05. This guidance defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassification out of accumulated other comprehensive income for all periods presented. The adoption of ASU 2011-12 did not have a material impact on the financial statements.

10

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

1. Nature of Operations and Significant Accounting Policies (continued)

Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The amendments in ASU 2011-11 will enhance disclosures by requiring improved information about financial and derivative instruments that are either (1) offset (netting assets and liabilities) in accordance with Section 210-20-45 or Section 815-10-45 of the FASB Accounting Standards Codification (ASC) or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods, and requires retrospective disclosures for comparative periods presented. Therefore, ASU 2011-11 will be effective for the Company’s fiscal year beginning January 1, 2013. Adoption of ASU 2011-11 is not expected to have a material impact on the Company’s financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, authoritative guidance which provides an entity the option to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. The guidance is effective for the first interim and annual impairment tests performed for periods beginning after September 15, 2012, which for the Company is January 1, 2013. Adoption of ASU 2012-02 is not expected to have a material impact on the financial statements.

Investments

Bonds classified as available for sale are carried at fair value with related unrealized gains and losses reflected as a component of other comprehensive income or loss in the statement of comprehensive income, net of adjustments related to deferred policy acquisition costs, policy reserves and annuity account values and applicable income taxes. The adjustment related to deferred policy acquisition costs and policy reserves and annuity account values represents the impact from using a discount rate that would have been required if such unrealized gains or losses had been realized. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. If it is determined that a decline in the fair value of a bond is other than temporary, unrealized losses are bifurcated between credit and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income.

11

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

1. Nature of Operations and Significant Accounting Policies (continued)

Securities classified as trading are carried at fair value, with related unrealized gains and losses reported in the statements of operations as a component of net realized/unrealized gains.

Realized capital gains and losses on sales of investments are determined using the average cost method.

Policy loans are reported at unpaid principal.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

Derivatives

The Company has entered into a coinsurance with funds withheld arrangement containing an embedded derivative whose fair value is based on the change in the fair value of the underlying segregated assets. The embedded derivative within the coinsurance funds withheld arrangement is included in the funds withheld liability on the balance sheets.

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisitions (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 8.5% for all years), mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss in stockholder’s equity, net of applicable income taxes.

12

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

1. Nature of Operations and Significant Accounting Policies (continued)

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Additionally, the Company assesses whether its indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Separate Accounts

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.
13

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company also issues variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. Certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. As discussed in Note 11, the embedded derivative reserves are reinsured with Security Benefit Life Insurance Company (SBL), an affiliate.

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.00% to 3.85% during 2012 and 1.25% to 4.10% during 2011, and 1.50% to 4.35% during 2010. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss in stockholder’s equity, net of applicable income taxes.

Reinsurance

The Company utilizes reinsurance agreements to manage certain risks associated with the annuity operations and to reduce exposure to large losses. In the accompanying financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

14

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

Recognition of Revenues

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Statutory Financial Information

The Company’s statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Department of Financial Services (the Department). The Department has adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

In addition, the Commissioner of the Department (the Commissioner) has the right to permit other specific practices that may deviate from prescribed practices. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

15

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

1. Nature of Operations and Significant Accounting Policies (continued)

Under the laws of the state of New York, the Company is required to maintain a minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations was $9,801,000 and $11,861,000 at December 31, 2012 and 2011, respectively. Statutory net income (loss) of the insurance operations was $(2,866,000), $255,000, and $934,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

The payment of dividends by the Company to its stockholder is limited and can only be made from earned profits unless prior approval is received from the Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2013, the Company is not allowed to pay dividends without prior approval of the New York Insurance Commissioner.

Reclassifications

Certain amounts appearing in the prior year’s financial statements have been reclassified to conform to the current year’s presentation.

16

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company’s portfolio of bonds available for sale at December 31, 2012 and 2011, is as follows:

	December 31, 2012 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available for sale	(In Thousands)
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,091	$2	$–	$1,093
Obligations of government-sponsored enterprises	9,276	366	1	9,641
Total bonds	$10,367	$368	$1	$10,734

	December 31, 2011 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available for sale	(In Thousands)
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,118	$7	$–	$1,125
Obligations of government-sponsored enterprises	16,824	255	–	17,079
Total bonds	$17,942	$262	$–	$18,204

At December 31, 2012, the Company had three securities in an unrealized loss position. Unrealized losses on these securities were approximately $1,000 with a related fair value of $186,000. At December 31, 2012, the Company’s portfolio consisted entirely of investment grade (rated AAA) fixed maturity securities. At December 31, 2011, the Company had no securities in an unrealized loss position.

The Company has the ability and intent to hold the securities in an unrealized loss position until the securities mature or recover their value.

17

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

2. Investments (continued)

The amortized cost and fair value of bonds available for sale at December 31, 2012 (successor), by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized Cost	Fair Value
	(In Thousands)

Due in one year or less	$1,091	$1,093
Obligations of government-sponsored enterprises	9,276	9,641
	$10,367	$10,734

At December 31, 2012, bonds available for sale with a fair value of $586,000 were held in joint custody with the New York Department of Financial Services to comply with statutory regulations.

Major categories of net investment income are summarized as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Interest on bonds – available for sale	$436	$341	$104	$335
Interest on bonds – trading	3,449	–	–	–
Other	8	15	9	9
Total	3,893	356	113	344
Ceded to reinsurer	(3,449)	–	–	–
Net investment income	$444	$356	$113	$344

18

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

2. Investments (continued)

Proceeds from the sale of bonds available for sale and related realized gains and losses on bonds are as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Proceeds from sales	$3,688	$–	$–	$500
Gross realized gains	83	–	–	–
Gross realized losses	–	–	–	–

Net realized/unrealized gains, net of ceded reinsurance gains and associated amortization of deferred policy acquisition costs and VOBA consist of the following:

Year Ended December 31, 2012 Successor
(In Thousands)
Realized gains, available for sale:
Bonds	$83

Realized gains, trading:
Bonds	1,037
Equity securities	73
Total realized gains, trading	1,110

Holding gains:
Bonds, trading	4,879
Equity securities, trading	92
Embedded derivative on reinsurance contract	(4,971)
Total holding gains	–

Related impact on deferred policy acquisition costs and VOBA	(65)
Net ceded reinsurance gains	(1,110)
Net realized/unrealized gains	$18

19

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

2. Investments (continued)

The Company did not have any realized gains or losses for the year ended December 31, 2011, and the periods of July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010.

3. Derivative Instruments

The Company has entered into a coinsurance with funds withheld arrangement with Guggenheim Life and Annuity Company (GLAC), an affiliate (see Note 11). Under ASC 815, Derivatives and Hedging, the Company’s funds withheld liability contains an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative has characteristics similar to a total return swap; as the Company cedes the total return on a designated investment portfolio to the reinsurer, and the reinsurer assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld liability is equal to the value of the unrealized gains or losses on the segregated assets which support the liability. The fair value of the embedded derivatives as of December 31, 2012, is $4,971,000.

The change in the fair value of the embedded derivative is included in net realized/unrealized gains in the statements of operations. The change in the fair value of the embedded derivative for the year ended December 31, 2012, is $4,971,000.

20

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

4. Deferred Policy Acquisition Costs

An analysis of the deferred policy acquisition costs asset balance is presented below:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Balance at beginning of period	$124	$38	$–	$5,986
Cost deferred during the period	2,983	137	39	239
Imputed interest	30	9	1	–
Accreted (amortized) to expense during the period	70	(26)	(2)	(585)
Effect of realized gains	(31)	–	–	–
Effect of unrealized gains	(90)	(34)	–	(225)
Balance at end of period	$3,086	$124	$38	$5,415

The Company would have deferred costs of $3,064,000 for the year ended December 31, 2012, based on assumptions utilized prior to the adoption of ASU 2010-26.

21

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

5. Value of Business Acquired

As a result of the Transaction entered into during 2010 (see Note 1), the Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor
	(In Thousands)

Balance at beginning of period	$5,188	$6,044	$	−
Value of business acquired recognized during the period	–	–		6,319
Imputed interest for period	292	337		159
Amortized to expense during the period	(1,114)	(1,147)		(442)
Effect of realized gain	(34)	–		–
Effect of unrealized loss (gain)	14	(46)		8
Balance at end of period	$4,346	$5,188		$6,044

The weighted average amortization period is 21 years for VOBA.

The expected future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2013	$549
2014	479
2015	376
2016	294
2017	244

22

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

6. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

	Pre-Tax	Tax	After-Tax
	(In Thousands)
Predecessor
Other comprehensive income for the period ended July 30, 2010:
Unrealized gains on available-for-sale securities	$311	$(123)	$188
Effect on deferred policy acquisition costs	(225)	89	(136)
Total other comprehensive income for the period ended July 30, 2010	$86	$(34)	$52

Successor
Other comprehensive loss for the period ended December 31, 2010:
Unrealized losses on available-for-sale securities	$(62)	$24	$(38)
Effect on deferred policy acquisition costs and VOBA	8	(3)	5
Total other comprehensive loss for the period ended December 31, 2010	$(54)	$21	$(33)

Other comprehensive income for the year ended December 31, 2011:
Unrealized gains on available-for-sale securities	$324	$(128)	$196
Effect on deferred policy acquisition costs and VOBA	(79)	31	(48)
Total other comprehensive income for the period ended December 31, 2011	$245	$(97)	$148

Other comprehensive income for the year ended December 31, 2012:
Unrealized gains on available-for-sale securities	$188	$(82)	$106
Reclassification adjustment for gains included in net income	(18)	7	(11)
Effect on deferred policy acquisition costs and VOBA	(141)	56	(85)
Effect on policy reserves and annuity account values	22	(8)	14
Total other comprehensive income for the period ended December 31, 2012	$51	$(27)	$24

23

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

6. Other Comprehensive Income (Loss)

Accumulated Other Comprehensive Income

Unrealized Gains (Losses) on Available- for-Sale Securities
(In Thousands)
Predecessor
Accumulated other comprehensive income at January 1, 2010	$85
Other comprehensive income	52
Accumulated other comprehensive income at July 30, 2010	$137

Successor
Other comprehensive loss	$(33)
Accumulated other comprehensive loss at December 31, 2010	(33)

Other comprehensive income	148
Accumulated other comprehensive income at December 31, 2011	115

Other comprehensive income before reclassifications	35
Amounts reclassified from accumulated other comprehensive income	(11)
Accumulated other comprehensive income at December 31, 2012	$139

7. Income Taxes

For the years ended December 31, 2012 and 2011, and the period from July 31, 2010 through December 31, 2010, the Company filed separate federal and state income tax returns. For the periods July 30, 2010, and prior, the Company filed consolidated life/nonlife federal and state income tax returns with SBMHC and its subsidiaries. Income taxes were allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2009. The Internal Revenue Service (IRS) is not currently examining any of SBMHC’s or the Company’s federal tax returns.

24

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

7. Income Taxes (continued)

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, VOBA, and unrealized capital gains and losses on bonds available for sale.

The Company recognizes interest and penalties related to the unrecognized tax benefits in interest expense as a component of other operating expense. At December 31, 2012 and 2011, the Company has no unrecognized tax benefits.

Income tax (benefit) expense on the statements of operations consists of the following:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Current tax expense (benefit)	$590	$(33)	$149	$25
Deferred tax (benefit) expense	(817)	392	71	80
Income tax (benefit) expense	$(227)	$359	$220	$105

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD), state income taxes, and change in valuation allowance.

25

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

7. Income Taxes (continued)

Deferred income tax assets and liabilities consist of the following:

	December 31,
	2012 Successor	2011 Successor
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$2,156	$1,989
Deferred policy acquisition costs	354	248
Net operating loss	268	578
Other	–	3
Total deferred income tax assets	2,778	2,818
Valuation allowance	–	(487)
Net deferred income tax assets	2,778	2,331
Deferred income tax liabilities:
Value of business acquired	1,722	2,055
Deferred gain on investments	271	298
Other	48	31
Total deferred income tax liabilities	2,041	2,384
Net deferred income tax asset (liability)	$737	$(53)

In connection with the Transaction, the tax basis of all assets and liabilities were retained from the predecessor to the successor, subject to certain limitations.

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company recorded a valuation allowance of $0 at December 31, 2012, and $487,000 as of December 31, 2011.

At December 31, 2012, there is a net operating loss (NOL) of $765,000 that is available to offset future income. The NOL will expire in 2023.

26

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

8. Business Combinations

On July 30, 2010, GSBCH acquired all of the outstanding capital stock of SBC (see Note 1). The aggregate purchase price of SBC was $404 million, of which $20 million was paid to eligible members of SBMHC and the remaining amounts represented cash contributed by GSBCH to SBC.

The following table summarizes the allocation of the purchase price of SBC to the Company, which was generally based upon the estimated fair values of the Company’s assets acquired and liabilities assumed at the date of acquisition (in thousands):

Investments	$13,773
Cash and cash equivalents	4,219
Intangible assets not subject to amortization:
Business licenses	50
Intangible assets subject to amortization:
VOBA	6,319
Other assets	1,795
Separate account assets	155,695
Total assets	181,851

Policy reserves and annuity account values	12,460
Other liabilities	2,149
Separate account liabilities	155,695
Net assets acquired	$11,547

9. Related-Party Transactions

During the years ended December 31, 2012 and 2011, and for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, the Company received $248,000, $327,000, $123,000, and $197,000, respectively, from affiliates for revenue sharing fees. These revenues are included in asset-based fees in the statements of operations.

During the year ended December 31, 2012, the Company received $67,000 from affiliates for administrative services. The Company did not receive any amounts during the year ended December 31, 2011 and for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010. These revenues are included in other revenues on the statements of operations.

27

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

9. Related-Party Transactions (continued)

During the years ended December 31, 2012 and 2011, the Company paid $337,000 and $174,000, respectively, to affiliates for providing management and administrative services. During the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, the Company paid $76,000 and $109,000, respectively. These expenses are included in commissions and other operating expenses in the statements of operations.

The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), an affiliate, to perform investment advisory services. During the years ended December 31, 2012 and 2011, the Company paid fees of $44,000 and $14,000, respectively, associated with the services performed. These fees are included in commissions and other operating expenses in the statements of operations.

The Company had a receivable from its affiliates of $1,584,000 and $22,000 as of December 31, 2012 and 2011, respectively.

10. Fair Value Measurements

Fair Value Hierarchy

In accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include certain cash equivalents and separate account assets.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury securities, other U.S. government securities, debt securities and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable and derived principally from or corroborated by observable market data, and equity securities.

28

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

10. Fair Value Measurements (continued)

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models, spread-based models, and similar techniques using the best information available in the circumstances. Level 3 assets include certain debt securities and asset-backed securities priced using broker quotes or other methods that use unobservable inputs. Level 3 liabilities include embedded derivatives on reinsurance contracts.

Determination of Fair Value

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

Cash equivalents

Cash equivalents include fixed maturities with an original maturity of 90 days or less. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and the reviews are consistent with the fixed maturities process previously discussed.

Fixed Maturities

Fixed maturities include bonds and asset-backed securities. Fair values for fixed maturities are based on quoted market prices, if available. The assets based on quoted market prices are included in Level 1 assets.

29

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

10. Fair Value Measurements (continued)

For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisor, GPIM, to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.

Equity Securities

Equity securities include nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices, and therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Separate Account Assets

Fair values of equity securities within the separate accounts are determined using quoted prices in active markets for identical assets, and are reflected in Level 1.

Embedded derivative on reinsurance contracts

The fair value of the embedded derivative is estimated based on the change in the fair value of the assets supporting the funds withheld liability under the coinsurance funds withheld arrangement. These liabilities are included in Level 3.

30

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

10. Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents categories reported at fair value on a recurring basis as follows:

	December 31, 2012 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$127,814	$9,215	$118,599	$–
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,093	–	1,093	–
Obligations of government-sponsored enterprises	14,261	–	14,261	–
Corporate	51,427	–	47,843	3,584
Municipal obligations	18,284	–	18,284	–
Commercial mortgage-backed	3,346	–	1,770	1,576
Residential mortgage-backed	231	–	231	–
Other debt obligations	19,185	–	11,222	7,963
Total bonds	107,827	–	94,704	13,123
Equity securities:
Financial	1,213	–	1,213	–
Separate account assets	136,033	136,033	–	–
Total assets	$372,887	$145,248	$214,516	$13,123

Liabilities:
Embedded derivatives on reinsurance contracts	$4,971	$–	$–	$4,971
Total liabilities	$4,971	$–	$–	$4,971

	December 31, 2011 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$2,962	$2,962	$–	$–
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,125	–	1,125	–
Obligations of government-sponsored enterprises	17,079	–	17,079	–
Total bonds	18,204	–	18,204	–
Separate account assets	137,203	137,203	–	–
Total assets	$158,369	$140,165	$18,204	$–

31

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

10. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs are as follows:

	Balance at January 1, 2012	Total Realized/Unrealized		Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2012	Change in Unrealized Gains In Net Income for Positions Still Held
Gains and Losses
		Included in Net Income	Included in Other Comprehensive Income
Successor
(In Thousands)
Assets:
Corporate	$ –	$ 81	$ –	$ 3,503	$ –	$ 3,584	$ 81
Commercial mortgage-backed	–	29	–	1,547	–	1,576	29
Other debt obligations	–	325	–	7,638	–	7,963	325
Total assets	$ –	$ 435	$ –	$ 12,688	$ –	$ 13,123	$ 435

Liabilities:
Embedded derivates on reinsurance contracts	$ –	$ 4,971	$ –	$ –	$ –	$ 4,971	$ 4,971
Total liabilities	$ –	$ 4,971	$ –	$ –	$ –	$ 4,971	$ 4,971

The separation of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)
Assets:
Corporate	$3,554	$–	$(51)	$–	$3,503
Commercial mortgage-backed	1,551	–	(4)	–	1,547
Other debt obligations	7,667	–	(29)	–	7,638
Total assets	$12,772	$–	$(84)	$–	$12,688

32

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

10. Fair Value Measurements (continued)

Transfers

The Company did not have any transfers into or out of Levels 1, 2, or 3 for the years ended December 31, 2012 and 2011, and the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010. The transfers between levels are determined as of the end of the period for which the transfer was completed.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.

	As of December 31, 2012 (Successor)
	Assets/ Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Corporate	$1,441	Discounted cash flow	Credit spread	269 – 416 [346] basis points (bps)
Commercial mortgage-backed	716	Discounted cash flow	Credit spread	653 bps
Other debt obligations	699	Discounted cash flow	Credit spread	325 bps
Total bonds	2,856
Total assets	$2,856

Liabilities:
Embedded derivates on reinsurance contracts	$4,971	See Note (1)
Total liabilities	$4,971

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability (see Note 3).
(2)	The table above excludes certain securities for which the fair value of $10,267,000 was based on non-binding broker quotes.

33

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

10. Fair Value Measurements (continued)

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2012 (Successor)
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Policy loans	$68	$69	$–	$–	$69
Individual and group annuities	(76,010)	(65,920)	–	–	(65,920)
Separate account liabilities	(136,033)	(136,033)	(136,033)	–	–

	December 31, 2011
	Carrying	Fair
	Amount	Value
	(Successor)
	(In Thousands)

Policy loans	$90	$90
Individual and group annuities	(7,752)	(6,550)
Separate account liabilities	(137,203)	(137,203)

34

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

10. Fair Value Measurements (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Individual and group annuities – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated balance sheets. Insurance contracts include annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.

11. Reinsurance

Principal reinsurance assumed transactions are summarized as follows for the year ended December 31, 2012 (successor) (in thousands):

Premiums received	$13,544
Commissions paid	$611
Claims paid	$–
Surrenders paid	$9,974

The Company did not assume any reinsurance for the year ended December 31, 2011, and for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010.

35

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

11. Reinsurance (continued)

Principal reinsurance ceded transactions are summarized as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Reinsurance ceded:
Premiums paid	$16,473	$215	$130	$91
Commissions received	$733	$–	$–	$–
Claim recoveries	$10	$2	$6	$2
Surrenders recovered	$11,624	$1	$–	$–

All of the Company’s individual life insurance and the living benefit riders are reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, an affiliate, which is an indirect wholly owned subsidiary of GSBCH (and prior to that, SBMHC).

Effective January 26, 2012, the Company entered into a coinsurance agreement with a non-affiliated entity for certain group fixed annuity contracts having reserves of $143,537,000. At the same time, the Company entered into an indemnity retrocession agreement on a funds withheld basis with GLAC, whereby, the Company ceded and GLAC reinsured on an indemnity basis the same group fixed annuity contracts. Under the agreement with GLAC, the Company established a funds withheld liability of $143,537,000.

Effective May 15, 2012, certain of the group fixed annuity contracts covered by the coinsurance agreement noted above were assumed by the Company through an assumption reinsurance agreement. The assumed contracts continue to be ceded to GLAC under the indemnity retrocession agreement.

As of December 31, 2012, the value of the Company’s funds withheld under the indemnity retrocession agreement with GLAC was $159,030,000, including an embedded derivative with a fair value of $4,971,000. This amount is included in the funds withheld liability on the balance sheet.

36

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

12. Guaranteed Benefit Features

At December 31, 2012 and 2011, the Company had established receivables totaling $154,404,000 and $999,000 respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2012 and 2011, was $182,000 and $194,000, respectively.

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. As part of these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB), the guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

•	Return of Premium Death Benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

•
Step-Up Death Benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

	2012 (Successor)			2011 (Successor)
	Account Value	Net Amount at Risk	Weighted- Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
	(Dollars in Thousands)

Return of premium	$75,839	$1,779	65	$76,740	$3,279	64
Step-up	62,540	5,823	66	63,420	8,101	66
Total GMDB	$138,379	$7,602	66	$140,160	$11,380	65

37

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

12. Guaranteed Benefit Features (continued)

The liabilities for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2012 and 2011, were $1,323,000 and $1,458,000, respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the general account as of December 31, 2012 and 2011. The Company’s GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company recalculates its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense.

The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company’s reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2012 and 2011:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate of 8.5%.

•	Long-term equity volatility of 18%.

•	Long-term bond volatility of 5%.

•	Mortality is 100% of Annuity 2000 table.

38

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

12. Guaranteed Benefit Features (continued)

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2012 and 2011:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Current volatility surface (3 months–5 years) of 17% graded to 24% at year 5 for 2012 and 26% graded to 29% at year 5 for 2011, graded to the long-term average of 18% at end of projection year 60.

•	Discount rate used is the current swap curve plus an option-adjusted spread from the Merrill Lynch corporate life insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

13. Lease Commitments

The Company has aggregate future lease commitments at December 31, 2012, of $11,000 for non-cancelable operating leases in 2013 and no amounts for the years thereafter. During the years ended December 31, 2012 and 2011, the Company paid $32,000 and $31,000, respectively, for office rent expense. This expense is included in commissions and other operating expenses in the statements of operations.

39

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

14. Commitments and Contingencies

In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

15. Subsequent Events

Subsequent events have been evaluated through April 11, 2013, which is the date the financial statements were issued. The Company has evaluated the impact of the events that have occurred subsequent to December 31, 2012. Based on this evaluation, the Company has determined that no events have occurred that were required to be recognized or disclosed in the financial statements.

40

PART C
OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012; and (2) the audited financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2012, and for each of the specified periods ended December 31, 2012 and 2011.

(b)	Exhibits

	(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(e)

	(2)	Not Applicable

	(3)	(a)	Distribution Agreement(c)
(i) Amendments Nos. 1 and 2(p)
		(b)	Marketing Organization Agreement(e)
(i) Amendment to Marketing Organization Agreement – Anti-Money Laundering Requirement(p)
		(c)	Commission Schedule(j)
		(d)	Third Party Sales Agreement(i)

	(4)	(a)	Individual Contract (Form FSB236 1 05)(f)
		(b)	Individual Contract - Unisex (Form FSB236 1 05U)(f)
		(c)	Alternate Withdrawal Charge Rider (Form FSB223 5 04)(e)
		(d)	IRA Endorsement (Form FSB203 5 04)(e)
		(e)	Roth IRA Endorsement (Form FSB206 5 04)(e)
		(f)	Guaranteed Minimum Income Benefit Rider (Form FSB240 5 04)(e)
		(g)	Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5 04)(e)
		(h)	Annual Stepped Up Death Benefit Rider (Form FSB218 10 01)(b)
		(i)	Credit Enhancement Rider (Form FSB222 7 02)(c)
		(j)	Asset Allocation Rider (Form FSB225 10 01)(b)
		(k)	Dollar Cost Averaging Rider (Form FSB226 10 01)(b)
		(l)	Bonus Credit Endorsement (Form FSB238 7-02)(d)
		(m)	Disability Rider (Form FSB220 10 01)(b)
		(n)	Tax Sheltered Annuity Endorsement (Form FSB202 R2 97)(a)
		(o)	Loan Endorsement (Form FSB221 10 01) (e)

	(5)	(a)	Individual Application (Form FSB237 (2-08))(r)
		(b)	Application Supplement (Form FSB237 SUPP A (2 08)) (r)
		(c)	Application Supplement (Form FSB237 SUPP B (2 08)) (r)
		(d)	Individual Application (Form FSB237 (2 10)) (t)

(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York (h)
	(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(h)
(i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York's Bylaws(q)

(7)	Automatic Reinsurance Agreement (i)

(8)	(a)	Participation Agreement - AIM(i)
(i) Amendments Nos. 1 and 2 to Participation Agreement(i)
(ii) Amendments No. 3 to Participation Agreement(k)
	(b)	Participation Agreement - American Century(s)
	(c)	Participation Agreement - Dreyfus(aa)
(i) Amendment Nos. 1, 2 and 3 to Participation Agreement(aa)
	(d)	Participation Agreement - Franklin/Templeton Distributors, Inc.(w)
	(e)	Participation Agreement - Janus(q)
	(f)	Participation Agreement - Legg Mason(u)
	(g)	Participation Agreement - MFS(w)
	(h)	Participation Agreement - Morgan Stanley(w)
	(i)	Participation Agreement - Neuberger Berman(i)
	(j)	Participation Agreement - Oppenheimer(s)
	(k)	Participation Agreement - PIMCO (ab)
(i) Amendment Nos. 1,2,3, and 4 to Participation Agreement(ab)
	(l)	Participation Agreement - Royce Capital Fund(r)
	(m)	Participation Agreement - Rydex(t)
	(n)	Participation Agreement - SBL Fund(bb)
	(o)	Information Sharing Agreement - AIM(m)
	(p)	Information Sharing Agreement - American Century(m)
	(q)	Information Sharing Agreement - Dreyfus(m)
	(r)	Information Sharing Agreement - Franklin/Templeton Distributors, Inc.(w)
	(s)	Information Sharing Agreement - Janus(n)
	(t)	Information Sharing Agreement - Legg Mason(r)
	(u)	Information Sharing Agreement - MFS(m)
	(v)	Information Sharing Agreement - Neuberger Berman(z)
	(w)	Information Sharing Agreement - Oppenheimer(m)
	(x)	Information Sharing Agreement - PIMCO( a b)
	(y)	Information Sharing Agreement - Royce(m)
	(z)	Information Sharing Agreement - Rydex(m)
	(aa)	Information Sharing Agreement - SBL Fund(y)
	(ab)	Information Sharing Agreement - Van Kampen(m)

(9)	Opinion of Counsel(f)

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney of Stephen A. Crane, John F. Frye, John F. Guyot, Michael P. Kiley, Douglas G. Wolff, Wayne S. Diviney, Stephen R. Herbert, Katherine P. White, and Roger S. Offermann(v)

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 30, 1998).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2005).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed April 28, 2008).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2011).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 30, 2012).
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
( a b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2012).

Item 25.                 Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chairman of the Board, CEO, and Director
Douglas G. Wolff*	President and Director
Peggy S. Avey 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573	Assistant Vice President, Chief Administrative Officer, and Assistant Secretary
John F. Guyot*	Vice President, General Counsel, Secretary, and Director
John F. Frye*	Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Roger S. Offermann*	Vice President, Lead Actuary, and Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Carmen R. Hill*	Chief Compliance Officer
Susan Lacey*	Vice President and Controller
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2012, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
5180 CLO LP	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
7100 Holdings, LLC	DE	100%	by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.67%	by SBC Funding, LLC
Aberdeen investment entities	DE	100%	by Crossfield Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
AF investment entities	DE	100%	by GPFT Holdco, LLC
AF V, LLC	DE	100%	by GPFT Holdco, LLC
AF VI, LLC	DE	100%	by GPFT Holdco, LLC
AF VII, LLC	DE	100%	by GPFT Holdco, LLC
AFSP Fund I Partners, LLC	DE	53.61%	by Compatriot Capital, Inc.
AG/SRI Crystal Lake, LLC	DE	90%	by SRI Ventures, LLC
AG/SRI Fossil Creek, LLC	DE	90%	by SRI Ventures, LLC
AG/SRI Prestonwood, LLC	DE	90%	by SRI Ventures, LLC
Aircraft Mgmt. Company, LLC	DE	100%	by GPFT Holdco, LLC
Ann Arbor City Apartments, LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding, LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Managed by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.29%	by 1900 Capital, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Aureus Belmont Growth Partners, LLC	DE	61.45%	by Compatriot Capital, Inc.
Aureus Group, LLC	DE	29.85%	by Compatriot Capital, Inc.
Bateson Holdings, LLC	DE	100%	by EquiTrust Holdings, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Bingham LP	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Bismarck Development Company, LLC	DE	100%	by Bismarck Real Estate Partners, Inc.
Bismarck Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Briggs Construction Equipment, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc..
		1%	by Briggs Equipment Mexico, Inc
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100%	by Generation Financial Mortgage, LLC
Canby investment entities	DE	100%	by Crossfield Holdings, LLC
Capitol Park investment entities	DE	100%	by Fairbury Holdings, LLC
Caprock Funding entities	DE	100%	by Corporate Funding V, LLC
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.25%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	Briggs Equipment Mexico, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Copper River CLO Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding investment entities	DE	100%	by GPFT Holdco, LLC
Corporate Funding IV, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
CP Aureus FSP, LP	DE	49.47%	by AFSP Fund I Partners, LLC
Crestview investment entities	DE	100%	by Bateson Holdings, LLC
Crossfield Holdings, LLC	DE	100%	by PLIC Holdings, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
CSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
dcp Funding LLC	DE	27.81%	by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	0%	Managed by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36.0-100%	by GC Deferred Compensation I, LLC
dick clark entities	DE	100%	by dcp Funding LLC
E2 CTA Portfolio Limited	CYM	100%	by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	23.85%	by Compatriot Capital, Inc.
E2M Fund II Holdco, LP	DE	0%	Managed by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	18.47%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.46%	by Compatriot Capital, Inc.
E2M Strategic Fund (Fund A), LP	DE	0%	Managed by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37.03%	by Compatriot Capital, Inc.
E2M/SRC Investment Company, LLC	DE	60%	by E2M Fund II Holdco, LP
Edgehill Byron Capital Company Limited	IRL	0%	Managed by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100%	by GPFT Holdco, LLC
Eiger Fund I, LP	DE	38.79%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
Ellsford Financial Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
ELSL Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Enfield Holdings, LLC	NJ	100%	by EquiTrust Holdco Parent, LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100%	by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30%	by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent II, LLC	DE	0%	Managed by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent II, LLC	DE	70%	by EquiTrust Investors Holdings, LLC
EquiTrust Holdco Parent, LLC	DE	100%	by EquiTrust Holdco Parent II, LLC
EquiTrust Holdco Parent, LLC	DE	0%	Mgmt. by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Investors Holdings, LLC	DE	0%	Managed by Guggenheim Insurance Holdco, LLC
EquiTrust Life Insurance Company	IA	100%	by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
ET Note Holdco, LLC	DE	100%	by EquiTrust Investors Holdings, LLC
Fairbury Holdings, LLC	DE	100%	by GLAC Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Fieldstone investment entities	DE	100%	by Bateson Holdings, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100%	by Guggenheim Advisors, LLC
GAIF II Aviation asset holding companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation asset holding companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Managed by Guggenheim Aviation Services II, LLC
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Managed by Guggenheim Aviation Services II, LLC
GAIF II U.S. Source Fund, LP	DE	0%	Managed by Guggenheim Aviation Services II, LLC
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
Gaston Financial Holdings, LLC	NJ	100%	by GLAC Holdings, LLC
GBH Venture Co., Inc.	DE	100%	by Consolidated Investment Services, Inc.
GBM Investco investment entities	DE	100%	by PLIC Holdings, LLC
GBM Investco investment entities	DE	100%	by EquiTrust Holdings, LLC
GBM Investco investment entities	DE	100%	by GLAC Holdings, LLC
GBM investment entities	DE	100%	by Security Benefit Corporation
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.17%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
Generation Financial Group, LLC	DE	50%	by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.87%	by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.81%	by Generation Financial Group, LLC
Generation Mortgage Company	CA	100%	by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GFP Peru Dunas Holdings, Inc.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GFP Wind Holdings, LLC	DE	100%	by Guggenheim Franklin Park Management, LLC
GFS (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	0%	Managed by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GGIC IIP Holdings LP	CYM	0%	Managed by GGIC IIP Holdings Ltd.
GGIC IIP Holdings LP	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GGIC IIP Holdings Ltd.	CYM	100%	by Guggenheim Global Infrastructure Company Limited

Name	Jurisdiction	Percent of Voting Securities Owned
GGIC KTI Holdings, Ltd.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GGIC Loan Funding I, LLC	DE	100%	by Guggenheim Global Infrastructure Company Limited
GGT GP LLC	DE	100%	by GGT Manager
GGT Manager	DE	100%	by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	0%	Managed by GGT Manager
GGT Multi-Strategy Funds	CYM	0%	Managed by GGT GP LLC
GGT Trading	DE	0%	Managed by GGT GP LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100%	by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	0%	Managed by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Management, LLC
GLAC CRE Holdings, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100%	by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Managed by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Management, LLC
GPAM Holdings III, LLC	DE	100%	by Guggenheim Partners Investment Management, LLC
GPAM Holdings IV, LLC	DE	99.5%	by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Managed by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by The Grove Park Inn Resort, Inc.
GPI3, LLC	DE	100%	by GLAC Holdings, LLC
GPIM Holdings V, LLC	DE	(Varies)	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
GRE II Absolute Return Fund Ltd.	CYM	100%	by Guggenheim Plus II L.P.
GRE Plus Company, LLC	DE	99.5%	by Guggenheim Partners, LLC
GRE property holding companies	DE	84.0-100%	by Guggenheim Plus Leveraged LLC
GRE property holding companies	DE	100%	by Guggenheim Plus Unleveraged LLC
GRE property holding companies	DE	0%	Managed by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	67.0-100%	by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	0%	Managed by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	95.0-100%	by Guggenheim Plus Mezzanine Finance L.P.
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100%	by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Greenpark AHC, LLC	NJ	100%	by GLAC Holdings, LLC
Greenwood Holdco, LLC	NJ	100%	by GLAC Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
Greyhound Financial Holdings, LLC	NJ	100%	by GLAC Holdings, LLC
GS Gamma Advisors, LLC	DE	50%	by GS Gamma Holdings, LLC
GS Gamma Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
GS Gamma Investments, LLC	DE	0%	Managed by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50%	by GPFT Holdco, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Managed by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
GSFI, LLC	DE	30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Managed by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Managed by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Alpha Solutions Fund, LLC	DE	100%	by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Managed by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Managed by Guggenheim Aviation Services II, LLC
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Managed by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Partners, LLC
Guggenheim Aviation Services II, LLC	DE	39.5%	by Guggenheim Partners, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Services, LLC	DE	39.5%	by Guggenheim Partners, LLC
Guggenheim Aviation Services, LLC	DE	10%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation Services, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Mgmt. (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	38.23%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concinnity Strategy Funds	DE	0%	Managed by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100%	by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	100%	by GP Energy Partners, LLC
Guggenheim Energy Advisors, LLC	DE	0%	Managed by GP Energy Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Managed by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Franklin Park Investments, L.P.	CYM	34.5%	by Guggenheim Franklin Park Investments, LLC
Guggenheim Franklin Park Investments, LLC	DE	60%	by GC Parent Holdings, LLC
Guggenheim Franklin Park Management, LLC	DE	100%	by Guggenheim Global Infrastructure Company Limited
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim Global Infrastructure Company Limited	GGY	100%	by Guggenheim Franklin Park Investments, L.P.
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Management, LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors (Suisse) S.A.	CHE	16.67%	by Guggenheim Capital, LLC
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim IQ Equity Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company fka JMFI Servicing Company	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Merchant Manager, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	80.98%	by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Art Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Managed by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Mgmt. Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Investment Mgmt., LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners Latin America, Inc.	DE	16.67%	by GPBLK, Inc.
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Managed by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Managed by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Plus L.P.
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91%	by Guggenheim Plus L.P.
Guggenheim Plus Mezzanine Finance L.P.	DE	100%	by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	0%	Managed by GRES GP LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus Unleveraged LLC	DE	100%	by Guggenheim Trust Company LLC
Guggenheim Portfolio Mgmt. (India) Private Limited	IND	49.9%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Family Network, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate Absolute Return Fund L.P.	DE	0%	Managed by GRES GP LLC
Guggenheim Real Estate International Fund L.P.	CYM	0%	Managed by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100%	by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	59.5%	by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.94%	by GPFT Holdco, LLC
Guggenheim Real Estate Securities Fund L.P.	DE	0%	Managed by GRES GP LLC
Guggenheim Real Estate Services Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Reinsurance Holdings, LLC	DE	100%	by GPBLK, Inc.
Guggenheim SBC Holdings, LLC	DE	0%	Managed by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Mgmt., LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Managed by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.84%	by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim VG, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Wealth Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	88.5%	by Guggenheim Partners, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	27.96%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.87%	by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8%	by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9%	by Sammons Capital, Inc.
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
IDF investment entities	DE	100%	by EquiTrust Life Insurance Company
IDF investment entities	DE	100%	by Guggenheim Life and Annuity Company
IIP Bridge Funding, LLC	DE	100%	by GPFT Holdco, LLC
IIP Bridge Investors, LLC	DE	100%	by GPFT Holdco, LLC
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Ingersol investment entities	DE	100%	by Bateson Holdings, LLC
Internet Radio Funding, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Bismarck Real Estate Partners, Inc.
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLx3, LLC	DE	22.22%	by Guggenheim Partners, LLC
Jonquil Park Capital, LLC	DE	99.5%	by The Liberty Hampshire Company, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Kennecott Funding Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Kenwood investment entities	DE	100%	by Bateson Holdings, LLC
Kessler investment entities	DE	100%	by Crossfield Holdings, LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100%	by AF V, LLC
Kitts Hill Funding B, LLC	DE	100%	by AF VI, LLC
Kitts Hill Funding C, LLC	DE	100%	by AF VII, LLC
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lavallette Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
LBAR, LLC	NC	50%	by Briggs Equipment, Inc.
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Leading Apartments LLC	DE	100%	by Village Green Holding, LLC
Legacy (Cayman) Ltd.	CYM	100%	by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Managed by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100%	by AF V, LLC
LSFCA B, LLC	DE	100%	by AF VI, LLC
LSFCA C, LLC	DE	100%	by AF VII, LLC
Magma WCFF II Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Marbrook investment entities	DE	100%	by Fairbury Holdings, LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Managed by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	0%	Managed by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
NZCG Funding	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkington Holdings, LLC	NJ	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.29%	by Sammons Power Development, Inc.
Pelia Holdings, LLC	NJ	100%	by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6%	by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.36%	by GC Pilar Golf Investment, LLC
Pillar Financial, LLC	DE	0%	Managed by Links Holdings LLC
Pillar Financial, LLC	DE	24.24%	by Links Holdings LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
Platler Financial Holdings, LLC	NJ	100%	by PLIC Holdings, LLC
PLIC CRE Holdings, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Poertner Holdco, LLC	NJ	100%	by PLIC Holdings, LLC
Prairie Trail investment entities	DE	100%	by Crossfield Holdings, LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
Retail Investors I, LLC	DE	51%	by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	0%	Managed by Stonebridge Investors II, LLC
Retail Investors II, LLC	DE	99.5%	by Stonefire Investors, LLC
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Rockwood investment entities	DE	100%	by Fairbury Holdings, LLC
RS Income Joint Venture	TX	50%	by Sammons Income Properties, Inc.
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Security Benefit Asset Mgmt. Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.
Sammons Income Properties, Inc.	DE	100%	by Compatriot Capital, Inc.
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.22%	by Sammons Securities, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100%	by Retail Investors I, LLC
SB property holding entities	DE	100%	by Retail Investors I, LLC
SB property holding entities	DE	100%	by Retail Investors II, LLC
SBC Funding, LLC	KS	100%	by Security Benefit Corporation
SBTCL Funding, LLC	DE	100%	by Corporate Funding IV, LLC
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
se2, inc.	KS	100%	by Security Benefit Corporation
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Mgmt. Holdings, LLC	KS	100%	by GPFT Holdco, LLC
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sena Financial investment entities	DE	100%	by Crossfield Holdings, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Silver Ridge investment entities	DE	100%	by Fairbury Holdings, LLC
Ski Partners II, LLC	DE	32.75%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.73%	by Compatriot Capital, Inc.
SLF II-McCarty Investors II, LP	TX	69.5%	by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22.02%	by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line City Apartments, LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding, LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	99%	by Compatriot Capital, Inc.
St. James Capital, LLC	DE	100%	by Pillar Financial, LLC
Stellar Funding Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Bismarck Real Estate Partners, Inc.
The Grove Park Inn Resort, Inc.	DE	100%	by Consolidated Investment Services, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100%	by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	0%	Managed by SBC Funding, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Managed by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100%	by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100%	by Ticknor Corner Holdings LLC
Tocqueville Capital Company B.V.	DE	100%	by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.57%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.57%	by GC Pilar Golf Investment, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	99.97%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
UBSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Village Green Communications LLC	DE	100%	by Village Green Holding, LLC
Village Green Construction LLC	DE	100%	by Village Green Holding, LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding, LLC
Village Green Holding, LLC	DE	50%	by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding, LLC
Washburn investment entities	DE	100%	by Crossfield Holdings, LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Whitestone Houston Land, Ltd.	DE	29.4%	by Heights 2, LLC d/b/a WSGEV Holdings, LP
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	99.97%	by Guggenheim Mortgage Capital, LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York and Variable Annuity Account A.

Item 27.                 Number of Contracts Owners

As of February 28, 2013, there were 325 owners of Qualified Contracts and 154 owners of Non-Qualified Contracts issued under Variable Annuity Account B.

Item 28.                 Indemnification

Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as  a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)(1)
Security Distributors, Inc. (“SDI”) acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

(a)(2)	SDI also acts as principal underwriter for:

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)

(a)(3)	In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Michael K. Reidy	President and Chairman of the Board
	Kurt E. Auleta	Vice President and Director
	Paula K. Dell	Vice President
	Ken M. DiFrancesca	Vice President and Director
	Ryan Johnson	Vice President
	James J. Kiley	Vice President, Education Markets
	Lorette F. Ziegler	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, Secretary and Director
	Mark W. Turner	Vice President
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Carmen R. Hill	Second Vice President and Assistant Secretary
	Kenneth J. Rathke	Assistant Vice President
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$45,5731	$139,1312	$0	N/A

1      FSBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all Contracts sold through the Separate Account.  SDI passes through to the selling broker-dealers all such amounts.
2      A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office –800 Westchester Avenue, Suite 641N, Rye Brook, New York 10573, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.                 Management Services

All management contracts are discussed in Part A or Part B.

Item 32.                 Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will provide, as part of the Application to purchase the Contract, a space that the applicant can check to receive a copy of the Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d)
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 30th day of April 2013.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK (THE DEPOSITOR) VARIABLE ANNUITY ACCOUNT B (THE REGISTRANT)
By:	MICHAEL P. KILEY
Michael P. Kiley Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2013.

SIGNATURES AND TITLES

By:	/s/ MICHAEL P. KILEY
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

By:	*
John F. Frye, Vice President, Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Treasurer, and Director (chief accounting officer)

By:	*
John F. Guyot, Vice President, General Counsel, Secretary, and Director

By:	*
Roger S. Offermann, Director

By:	*
Douglas G. Wolff, Director

By:	*
Stephen A. Crane, Director

By:	*
Wayne S. Diviney, Director

By:	*
Stephen R. Herbert, Director

By:	*
Katherine P. White, Director

*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10)	Consent of Independent Registered Public Accounting Firm